UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                      JUNE 30, 2012

VP Balanced Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	20
Statement of Operations	21
Statement of Changes in Net Assets	22
Notes to Financial Statements	23
Financial Highlights	28
Approval of Management Agreement	29
Additional Information	34

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVBIX	6.98%	6.89%	3.10%	5.84%	6.75%	5/1/91
Blended index(2)	—	6.73%	6.70%	3.26%	5.80%	8.11%(3)	—
S&P 500 Index	—	9.49%	5.45%	0.22%	5.33%	8.48%(3)	—
Barclays U.S. Aggregate Bond Index	—	2.37%	7.47%	6.79%	5.63%	6.80%(3)	—

(1)	Total returns for periods less than one year are not annualized.

(2)
The blended index combines monthly returns of two widely known indices in proportion to the asset mix of the fund. The S&P 500 Index represents 60% of the index and the remaining 40% is represented by the Barclays U.S. Aggregate Bond Index.

(3)	Since 4/30/91, the date nearest the Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I 0.91%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

JUNE 30, 2012
Top Ten Stock Holdings	% of net assets
Apple, Inc.	2.2%
Exxon Mobil Corp.	1.6%
International Business Machines Corp.	1.5%
Chevron Corp.	1.4%
Microsoft Corp.	1.2%
Philip Morris International, Inc.	1.1%
Verizon Communications, Inc.	1.1%
Google, Inc., Class A	1.0%
JPMorgan Chase & Co.	1.0%
Oracle Corp.	1.0%

Top Five Stock Industries	% of net assets
Oil, Gas and Consumable Fuels	6.4%
Pharmaceuticals	4.1%
Insurance	3.7%
Computers and Peripherals	3.0%
IT Services	2.8%

Key Fixed-Income Portfolio Statistics
Weighted Average Life	6.8 years
Average Duration (effective)	5.0 years

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	55.0%
Foreign Common Stocks*	5.3%
U.S. Government Agency Mortgage-Backed Securities	12.8%
Corporate Bonds	10.2%
U.S. Treasury Securities	9.8%
Commercial Mortgage-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.3%
U.S. Government Agency Securities	1.3%
Sovereign Governments and Agencies	0.7%
Municipal Securities	0.6%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	0.2%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 – 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,069.80	$4.63	0.90%
Hypothetical
Class I	$1,000	$1,020.39	$4.52	0.90%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Shares/ Principal Amount	Value
Common Stocks — 60.3%
AEROSPACE AND DEFENSE — 1.6%
Boeing Co. (The)	1,634	$ 121,406
Northrop Grumman Corp.	9,326	594,906
Raytheon Co.	6,971	394,489
United Technologies Corp.	10,630	802,884
		1,913,685
AIR FREIGHT AND LOGISTICS — 1.3%
FedEx Corp.	6,560	600,962
United Parcel Service, Inc., Class B	11,321	891,642
		1,492,604
BEVERAGES — 1.3%
Coca-Cola Co. (The)	5,881	459,835
Constellation Brands, Inc., Class A(1)	23,699	641,295
Monster Beverage Corp.(1)	4,924	350,589
PepsiCo, Inc.	1,661	117,366
		1,569,085
BIOTECHNOLOGY — 1.1%
Amgen, Inc.	11,353	829,223
Biogen Idec, Inc.(1)	215	31,042
United Therapeutics Corp.(1)	7,549	372,769
		1,233,034
CHEMICALS — 2.1%
CF Industries Holdings, Inc.	3,384	655,616
Huntsman Corp.	14,638	189,416
LyondellBasell Industries NV, Class A	11,436	460,528
Monsanto Co.	9,242	765,053
NewMarket Corp.	382	82,741
PPG Industries, Inc.	3,121	331,200
		2,484,554
COMMERCIAL BANKS — 1.9%
Bank of Montreal	8,068	445,838
BB&T Corp.	13,549	417,987
U.S. Bancorp	26,213	843,010
Wells Fargo & Co.	16,787	561,357
		2,268,192
COMMUNICATIONS EQUIPMENT — 0.3%
Brocade Communications Systems, Inc.(1)	21,365	105,329
Cisco Systems, Inc.	4,204	72,183
QUALCOMM, Inc.	1,938	107,908
Research In Motion Ltd.(1)	2,847	21,039
		306,459
COMPUTERS AND PERIPHERALS — 3.0%
Apple, Inc.(1)	4,476	2,613,984
Seagate Technology plc	18,605	460,102
Western Digital Corp.(1)	13,846	422,026
		3,496,112
CONSTRUCTION AND ENGINEERING — 0.8%
Chicago Bridge & Iron Co. NV New York Shares	12,690	481,713
URS Corp.	12,972	452,463
		934,176
CONSUMER FINANCE — 1.0%
American Express Co.	14,282	831,355
Cash America International, Inc.	6,701	295,112
Discover Financial Services	998	34,511
		1,160,978
DIVERSIFIED CONSUMER SERVICES — 0.5%
Apollo Group, Inc., Class A(1)	560	20,266
Coinstar, Inc.(1)	3,838	263,517
ITT Educational Services, Inc.(1)	4,494	273,011
		556,794
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Bank of America Corp.	24,199	197,948
Citigroup, Inc.	1,866	51,147
JPMorgan Chase & Co.	33,081	1,181,984
		1,431,079
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	18,679	666,093
Verizon Communications, Inc.	28,473	1,265,340
		1,931,433
ELECTRIC UTILITIES — 0.4%
American Electric Power Co., Inc.	8,890	354,711
Cleco Corp.	3,156	132,016
		486,727
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Tech Data Corp.(1)	5,254	253,085
ENERGY EQUIPMENT AND SERVICES — 0.4%
Helix Energy Solutions Group, Inc.(1)	25,851	424,215
Schlumberger Ltd.	738	47,904
		472,119
FOOD AND STAPLES RETAILING — 0.4%
CVS Caremark Corp.	4,327	202,200
Kroger Co. (The)	3,047	70,660

Shares/ Principal Amount	Value
SUPERVALU, Inc.	2,456	$ 12,722
Wal-Mart Stores, Inc.	2,633	183,573
		469,155
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	19,268	568,792
Bunge Ltd.	5,277	331,079
Campbell Soup Co.	13,332	445,022
ConAgra Foods, Inc.	19,330	501,227
Tyson Foods, Inc., Class A	25,375	477,811
		2,323,931
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.4%
Covidien plc	2,756	147,446
Medtronic, Inc.	8,114	314,255
		461,701
HEALTH CARE PROVIDERS AND SERVICES — 1.8%
Humana, Inc.	6,764	523,804
McKesson Corp.	6,508	610,125
UnitedHealth Group, Inc.	14,468	846,378
WellPoint, Inc.	2,655	169,363
		2,149,670
HOTELS, RESTAURANTS AND LEISURE — 0.7%
Brinker International, Inc.	7,448	237,368
McDonald’s Corp.	654	57,898
Yum! Brands, Inc.	8,209	528,824
		824,090
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	8,207	314,246
HOUSEHOLD PRODUCTS — 0.5%
Kimberly-Clark Corp.	659	55,205
Procter & Gamble Co. (The)	8,161	499,861
		555,066
INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	32,900	685,636
Tyco International Ltd.	6,191	327,194
		1,012,830
INSURANCE — 3.7%
ACE Ltd.	4,697	348,189
Allied World Assurance Co. Holdings AG	6,933	550,966
American Financial Group, Inc.	1,385	54,334
Assurant, Inc.	5,560	193,710
Berkshire Hathaway, Inc., Class B(1)	3,772	314,321
Everest Re Group Ltd.	4,385	453,804
Loews Corp.	13,420	549,012
Marsh & McLennan Cos., Inc.	17,593	567,022
Principal Financial Group, Inc.	19,941	523,052
Protective Life Corp.	3,005	88,377
Prudential Financial, Inc.	12,031	582,661
Validus Holdings Ltd.	4,439	142,181
		4,367,629
INTERNET AND CATALOG RETAIL†
Expedia, Inc.	549	26,390
INTERNET SOFTWARE AND SERVICES — 1.0%
Google, Inc., Class A(1)	2,098	1,216,987
IT SERVICES — 2.8%
Accenture plc, Class A	10,825	650,474
International Business Machines Corp.	9,031	1,766,283
Visa, Inc., Class A	6,983	863,309
		3,280,066
LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Agilent Technologies, Inc.	13,020	510,905
Life Technologies Corp.(1)	4,639	208,708
		719,613
MACHINERY — 1.3%
Actuant Corp., Class A	2,830	76,863
Cummins, Inc.	5,775	559,655
Parker-Hannifin Corp.	6,091	468,276
Sauer-Danfoss, Inc.	10,816	377,803
		1,482,597
MEDIA — 2.0%
CBS Corp., Class B	20,566	674,153
Comcast Corp., Class A	20,791	664,688
DISH Network Corp., Class A	16,900	482,495
Regal Entertainment Group Class A	34,214	470,785
Viacom, Inc., Class B	1,190	55,954
		2,348,075
METALS AND MINING — 0.8%
Coeur d’Alene Mines Corp.(1)	22,159	389,112
Southern Copper Corp.	1,827	57,569
Teck Resources Ltd.	14,975	463,326
		910,007
MULTI-UTILITIES — 1.3%
Ameren Corp.	13,541	454,165
Consolidated Edison, Inc.	9,097	565,742
Public Service Enterprise Group, Inc.	17,241	560,333
		1,580,240
MULTILINE RETAIL — 0.9%
Dillard’s, Inc., Class A	6,937	441,748
Macy’s, Inc.	16,274	559,012
		1,000,760

Shares/ Principal Amount	Value
OIL, GAS AND CONSUMABLE FUELS — 6.4%
Apache Corp.	4,097	$ 360,085
Chevron Corp.	15,999	1,687,895
ConocoPhillips	14,325	800,481
Energy XXI Bermuda Ltd.	14,943	467,567
Exxon Mobil Corp.	21,488	1,838,728
Marathon Petroleum Corp.	14,120	634,270
Occidental Petroleum Corp.	10,043	861,388
Phillips 66(1)	3,561	118,368
Suncor Energy, Inc.	15,754	456,078
Western Refining, Inc.	12,691	282,629
		7,507,489
PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc., Class A	7,759	363,897
PHARMACEUTICALS — 4.1%
Abbott Laboratories	17,114	1,103,340
Eli Lilly & Co.	17,451	748,822
Johnson & Johnson	16,307	1,101,701
Merck & Co., Inc.	18,532	773,711
Pfizer, Inc.	47,751	1,098,273
		4,825,847
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
American Tower Corp.	248	17,338
Post Properties, Inc.	870	42,586
Simon Property Group, Inc.	4,715	733,937
		793,861
ROAD AND RAIL — 0.7%
Union Pacific Corp.	6,520	777,901
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.7%
Advanced Micro Devices, Inc.(1)	81,939	469,511
Applied Materials, Inc.	20,392	233,692
Intel Corp.	27,671	737,432
KLA-Tencor Corp.	10,416	512,988
		1,953,623
SOFTWARE — 2.8%
CA, Inc.	6,692	181,286
Cadence Design Systems, Inc.(1)	475	5,220
Intuit, Inc.	346	20,535
Microsoft Corp.	45,951	1,405,641
Oracle Corp.	38,629	1,147,281
Symantec Corp.(1)	33,599	490,882
		3,250,845
SPECIALTY RETAIL — 2.3%
Best Buy Co., Inc.	25,857	541,963
Foot Locker, Inc.	15,366	469,892
GameStop Corp., Class A	2,962	54,382
Home Depot, Inc. (The)	19,315	1,023,502
O’Reilly Automotive, Inc.(1)	1,048	87,791
PetSmart, Inc.	8,219	560,372
		2,737,902
TOBACCO — 1.1%
Philip Morris International, Inc.	15,115	1,318,935
TOTAL COMMON STOCKS (Cost $57,449,946)		70,563,469
U.S. Government Agency Mortgage-Backed Securities(2) — 12.8%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
FHLMC, VRN, 2.60%, 7/15/12	62,358	65,038
FHLMC, VRN, 2.90%, 7/15/12	24,807	25,933
FHLMC, VRN, 3.30%, 7/15/12	63,741	66,799
FHLMC, VRN, 4.02%, 7/15/12	130,514	138,406
FHLMC, VRN, 6.15%, 7/15/12	111,402	120,859
FNMA, VRN, 2.73%, 7/25/12	98,564	102,321
FNMA, VRN, 3.34%, 7/25/12	74,025	77,746
FNMA, VRN, 3.37%, 7/25/12	67,903	71,483
FNMA, VRN, 3.90%, 7/25/12	91,545	96,924
FNMA, VRN, 3.90%, 7/25/12	132,520	140,449
FNMA, VRN, 3.96%, 7/25/12	44,825	47,384
		953,342
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.0%
FHLMC, 7.00%, 11/1/13	8,124	8,363
FHLMC, 6.50%, 6/1/16	26,963	29,130
FHLMC, 6.50%, 6/1/16	24,668	26,483
FHLMC, 4.50%, 1/1/19	231,069	247,187
FHLMC, 6.50%, 1/1/28	10,512	12,028
FHLMC, 6.50%, 6/1/29	9,078	10,388
FHLMC, 8.00%, 7/1/30	9,901	12,284
FHLMC, 5.50%, 12/1/33	351,686	389,329
FHLMC, 5.50%, 1/1/38	121,685	132,656
FHLMC, 6.00%, 8/1/38	60,468	66,635
FHLMC, 4.00%, 4/1/41	302,613	327,499
FHLMC, 6.50%, 7/1/47	12,160	13,555
FNMA, 6.00%, 4/1/13	586	597
FNMA, 6.00%, 4/1/13	512	524
FNMA, 6.00%, 5/1/13	203	207
FNMA, 6.50%, 6/1/13	1,504	1,536
FNMA, 6.00%, 7/1/13	264	281

Shares/ Principal Amount	Value
FNMA, 6.00%, 1/1/14	$ 10,208	$ 10,521
FNMA, 4.50%, 5/1/19	96,929	104,356
FNMA, 4.50%, 5/1/19	131,939	142,049
FNMA, 6.50%, 1/1/28	5,800	6,669
FNMA, 6.50%, 1/1/29	23,197	26,673
FNMA, 7.50%, 7/1/29	38,091	46,610
FNMA, 7.50%, 9/1/30	9,431	11,531
FNMA, 5.00%, 7/1/31	322,318	349,679
FNMA, 6.50%, 1/1/32	27,878	31,915
FNMA, 5.50%, 6/1/33	123,725	136,427
FNMA, 5.50%, 8/1/33	184,995	203,409
FNMA, 5.00%, 11/1/33	640,706	697,396
FNMA, 5.50%, 1/1/34	176,414	194,038
FNMA, 4.50%, 9/1/35	423,206	454,883
FNMA, 5.00%, 2/1/36	625,038	679,930
FNMA, 5.50%, 1/1/37	525,868	576,897
FNMA, 5.50%, 2/1/37	148,716	162,496
FNMA, 6.00%, 7/1/37	882,547	975,737
FNMA, 6.50%, 8/1/37	129,064	144,628
FNMA, 4.00%, 1/1/41	1,058,117	1,147,777
FNMA, 4.50%, 1/1/41	409,305	447,487
FNMA, 4.50%, 2/1/41	390,335	420,284
FNMA, 4.00%, 5/1/41	388,938	414,845
FNMA, 4.50%, 7/1/41	416,722	455,337
FNMA, 4.50%, 9/1/41	128,504	139,563
FNMA, 4.00%, 12/1/41	438,163	473,101
FNMA, 4.00%, 1/1/42	571,080	609,299
FNMA, 4.00%, 1/1/42	147,102	158,312
FNMA, 6.50%, 6/1/47	17,150	19,117
FNMA, 6.50%, 8/1/47	34,440	38,389
FNMA, 6.50%, 8/1/47	58,758	65,494
FNMA, 6.50%, 9/1/47	77,834	86,758
FNMA, 6.50%, 9/1/47	3,545	3,951
FNMA, 6.50%, 9/1/47	36,250	40,406
FNMA, 6.50%, 9/1/47	20,193	22,508
FNMA, 6.50%, 9/1/47	27,732	30,912
GNMA, 7.00%, 4/20/26	26,941	32,006
GNMA, 7.50%, 8/15/26	17,281	20,783
GNMA, 7.00%, 2/15/28	5,153	6,174
GNMA, 7.50%, 2/15/28	5,093	5,259
GNMA, 6.50%, 5/15/28	2,744	3,207
GNMA, 6.50%, 5/15/28	1,756	2,049
GNMA, 7.00%, 12/15/28	9,914	11,879
GNMA, 7.00%, 5/15/31	52,863	63,693
GNMA, 5.50%, 11/15/32	185,676	207,637
GNMA, 4.50%, 1/15/40	216,251	237,300
GNMA, 4.00%, 1/20/41	802,383	878,350
GNMA, 4.50%, 5/20/41	501,122	553,678
GNMA, 4.50%, 6/15/41	163,255	181,033
GNMA, 4.00%, 12/15/41	944,774	1,033,999
		14,045,113
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,061,748)		14,998,455
Corporate Bonds — 10.2%
AEROSPACE AND DEFENSE — 0.1%
Honeywell International, Inc., 5.375%, 3/1/41	10,000	12,770
L-3 Communications Corp., 4.75%, 7/15/20	20,000	21,382
Lockheed Martin Corp., 4.25%, 11/15/19	30,000	33,584
United Technologies Corp., 5.70%, 4/15/40	60,000	76,498
		144,234
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(3)	60,000	61,942
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	30,000	33,459
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)	10,000	10,098
		105,499
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50,000	66,162
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	40,000	47,771
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	41,141
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	10,000	10,484
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	10,000	10,251
PepsiCo, Inc., 4.875%, 11/1/40	20,000	23,465
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	50,000	51,614
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	20,000	21,329
		272,217
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	50,000	50,668
Gilead Sciences, Inc., 4.40%, 12/1/21	30,000	33,202
		83,870

Shares/ Principal Amount	Value
CAPITAL MARKETS — 0.2%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	$ 90,000	$ 103,951
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	20,000	20,614
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	30,000	30,602
Jefferies Group, Inc., 5.125%, 4/13/18	30,000	29,400
		184,567
CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	50,000	59,437
Dow Chemical Co. (The), 5.90%, 2/15/15	30,000	33,479
Dow Chemical Co. (The), 2.50%, 2/15/16	20,000	20,586
Eastman Chemical Co., 3.60%, 8/15/22	40,000	40,915
Ecolab, Inc., 4.35%, 12/8/21	50,000	55,570
		209,987
COMMERCIAL BANKS — 0.8%
Bank of America N.A., 5.30%, 3/15/17	224,000	233,551
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	31,216
BB&T Corp., 5.70%, 4/30/14	20,000	21,715
BB&T Corp., 3.20%, 3/15/16	40,000	42,389
Capital One Financial Corp., 2.15%, 3/23/15	20,000	20,172
Capital One Financial Corp., 4.75%, 7/15/21	20,000	21,880
Fifth Third Bancorp, 6.25%, 5/1/13	50,000	52,087
HSBC Bank plc, 3.50%, 6/28/15(3)	40,000	41,865
Huntington Bancshares, Inc., 7.00%, 12/15/20	10,000	11,736
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	60,000	64,593
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	60,000	62,520
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	40,000	40,780
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	50,000	51,300
SunTrust Banks, Inc., 3.60%, 4/15/16	11,000	11,436
Toronto-Dominion Bank (The), 2.375%, 10/19/16	50,000	51,419
U.S. Bancorp., 3.44%, 2/1/16	30,000	31,142
Wachovia Bank N.A., 4.80%, 11/1/14	74,000	78,910
Wells Fargo & Co., 3.68%, 9/15/12	30,000	31,973
Wells Fargo & Co., 2.10%, 5/8/17	50,000	50,192
Wells Fargo & Co., 4.60%, 4/1/21	20,000	22,370
Wells Fargo & Co., MTN, 3.50%, 3/8/22	20,000	20,638
		993,884
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	20,000	21,436
Republic Services, Inc., 5.50%, 9/15/19	20,000	23,192
Republic Services, Inc., 3.55%, 6/1/22	20,000	20,275
Waste Management, Inc., 6.125%, 11/30/39	30,000	37,285
		102,188
COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	25,902
COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	60,000	60,330
CONSUMER FINANCE — 0.3%
American Express Credit Corp., 2.80%, 9/19/16	30,000	31,338
American Express Credit Corp., MTN, 2.75%, 9/15/15	80,000	83,556
American Express Credit Corp., MTN, 2.375%, 3/24/17	30,000	30,796
Credit Suisse (New York), 6.00%, 2/15/18	20,000	21,435
PNC Bank N.A., 6.00%, 12/7/17	80,000	93,293
SLM Corp., 6.25%, 1/25/16	20,000	21,100
SLM Corp., MTN, 5.00%, 10/1/13	40,000	41,400
		322,918
CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16	40,000	43,750
Ball Corp., 6.75%, 9/15/20	30,000	33,150
		76,900

Shares/ Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Bank of America Corp., 4.50%, 4/1/15	$ 10,000	$ 10,316
Bank of America Corp., 6.50%, 8/1/16	50,000	54,976
Bank of America Corp., 5.75%, 12/1/17	40,000	42,757
Citigroup, Inc., 6.01%, 1/15/15	80,000	86,015
Citigroup, Inc., 4.75%, 5/19/15	20,000	21,010
Citigroup, Inc., 4.45%, 1/10/17	30,000	31,492
Citigroup, Inc., 6.125%, 5/15/18	140,000	156,592
Citigroup, Inc., 4.50%, 1/14/22	10,000	10,356
Deutsche Bank AG (London), 3.875%, 8/18/14	50,000	52,088
General Electric Capital Corp., 3.75%, 11/14/14	50,000	52,530
General Electric Capital Corp., 2.25%, 11/9/15	50,000	51,064
General Electric Capital Corp., 5.625%, 9/15/17	140,000	160,917
General Electric Capital Corp., 4.375%, 9/16/20	70,000	75,913
General Electric Capital Corp., 5.30%, 2/11/21	20,000	22,503
General Electric Capital Corp., MTN, 2.30%, 4/27/17	60,000	60,502
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	10,000	10,007
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	230,000	230,294
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	31,750
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	20,000	20,951
HSBC Holdings plc, 5.10%, 4/5/21	20,000	22,385
HSBC Holdings plc, 6.80%, 6/1/38	20,000	23,009
JPMorgan Chase & Co., 6.00%, 1/15/18	180,000	206,960
JPMorgan Chase & Co., 4.625%, 5/10/21	10,000	10,727
Morgan Stanley, 6.625%, 4/1/18	120,000	125,677
Morgan Stanley, 5.625%, 9/23/19	50,000	49,586
		1,620,377
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 3.00%, 2/15/22	20,000	20,377
AT&T, Inc., 6.80%, 5/15/36	90,000	117,197
AT&T, Inc., 6.55%, 2/15/39	30,000	38,797
British Telecommunications plc, 5.95%, 1/15/18	40,000	46,934
CenturyLink, Inc., 6.15%, 9/15/19	30,000	31,008
CenturyLink, Inc., 5.80%, 3/15/22	10,000	9,981
CenturyLink, Inc., Series P, 7.60%, 9/15/39	20,000	19,388
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	20,000	19,793
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	30,000	36,183
Telefonica Emisiones SAU, 5.88%, 7/15/19	100,000	89,618
Verizon Communications, Inc., 7.35%, 4/1/39	40,000	57,678
Windstream Corp., 7.875%, 11/1/17	20,000	21,900
		508,854
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	70,000	80,150
Jabil Circuit, Inc., 5.625%, 12/15/20	20,000	21,250
		101,400
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	30,000	31,541
Noble Holding International Ltd., 3.95%, 3/15/22	10,000	10,140
Transocean, Inc., 6.50%, 11/15/20	30,000	34,107
Transocean, Inc., 6.375%, 12/15/21	10,000	11,467
Weatherford International Ltd., 9.625%, 3/1/19	30,000	39,168
		126,423
FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 6.60%, 3/15/19	50,000	62,475
CVS Caremark Corp., 4.125%, 5/15/21	20,000	21,943
Kroger Co. (The), 6.40%, 8/15/17	50,000	59,868
Safeway, Inc., 4.75%, 12/1/21	10,000	9,943
Target Corp., 4.00%, 7/1/42	10,000	9,908
Wal-Mart Stores, Inc., 5.875%, 4/5/27	138,000	177,073
		341,210

Shares/ Principal Amount	Value
FOOD PRODUCTS — 0.2%
General Mills, Inc., 3.15%, 12/15/21	$ 30,000	$ 30,785
Kellogg Co., 4.45%, 5/30/16	50,000	55,398
Kraft Foods, Inc., 6.125%, 2/1/18	30,000	36,010
Kraft Foods, Inc., 6.50%, 2/9/40	20,000	25,819
Kraft Foods, Inc., 5.00%, 6/4/42(3)	20,000	21,282
Mead Johnson Nutrition Co., 3.50%, 11/1/14	30,000	31,150
		200,444
GAS UTILITIES — 0.5%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37	50,000	57,823
El Paso Corp., 7.25%, 6/1/18	40,000	46,362
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	30,000	34,989
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	35,907
Enbridge Energy Partners LP, 5.50%, 9/15/40	20,000	21,748
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	21,531
Enterprise Products Operating LLC, 3.70%, 6/1/15	20,000	21,356
Enterprise Products Operating LLC, 6.30%, 9/15/17	50,000	59,775
Enterprise Products Operating LLC, 5.95%, 2/1/41	30,000	34,094
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	60,000	72,192
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	40,000	45,894
Magellan Midstream Partners LP, 6.55%, 7/15/19	40,000	48,026
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	20,000	21,442
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19	20,000	26,429
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	40,000	40,963
Williams Partners LP, 4.125%, 11/15/20	30,000	31,470
		620,001
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Covidien International Finance SA, 1.875%, 6/15/13	40,000	40,404
Covidien International Finance SA, 3.20%, 6/15/22	20,000	20,681
		61,085
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Express Scripts, Inc., 2.65%, 2/15/17(3)	70,000	71,324
Express Scripts, Inc., 7.25%, 6/15/19	90,000	113,384
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	33,600
WellPoint, Inc., 3.125%, 5/15/22	20,000	20,220
WellPoint, Inc., 5.80%, 8/15/40	10,000	12,002
		250,530
HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald’s Corp., 5.35%, 3/1/18	50,000	60,141
Wyndham Worldwide Corp., 2.95%, 3/1/17	10,000	9,963
		70,104
HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	33,290
HOUSEHOLD PRODUCTS†
Jarden Corp., 8.00%, 5/1/16	50,000	54,750
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(3)	10,000	10,013
General Electric Co., 5.25%, 12/6/17	70,000	81,879
		91,892
INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	20,000	25,662
Allstate Corp. (The), 5.20%, 1/15/42	20,000	22,583
American International Group, Inc., 3.65%, 1/15/14	20,000	20,440
American International Group, Inc., 5.85%, 1/16/18	90,000	99,782
American International Group, Inc., 4.875%, 6/1/22	10,000	10,260
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	30,000	33,100
CNA Financial Corp., 5.875%, 8/15/20	20,000	22,043

Shares/ Principal Amount	Value
CNA Financial Corp., 5.75%, 8/15/21	$ 10,000	$ 11,016
Genworth Financial, Inc., 7.20%, 2/15/21	20,000	19,080
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	30,000	31,488
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	20,000	21,909
International Lease Finance Corp., 5.75%, 5/15/16	20,000	20,316
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)	21,000	21,187
Lincoln National Corp., 6.25%, 2/15/20	40,000	45,362
MetLife, Inc., 6.75%, 6/1/16	40,000	46,961
Prudential Financial, Inc., 5.375%, 6/21/20	10,000	11,091
Prudential Financial, Inc., 5.625%, 5/12/41	20,000	20,525
		482,805
INTERNET SOFTWARE AND SERVICES†
Google, Inc., 2.125%, 5/19/16	30,000	31,353
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22(3)	20,000	20,450
International Business Machines Corp., 1.95%, 7/22/16	40,000	41,204
		61,654
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	40,000	40,292
Caterpillar, Inc., 2.60%, 6/26/22	20,000	20,009
Deere & Co., 5.375%, 10/16/29	60,000	75,720
		136,021
MEDIA — 0.9%
CBS Corp., 1.95%, 7/1/17	10,000	10,007
Comcast Corp., 5.90%, 3/15/16	74,000	85,323
Comcast Corp., 6.50%, 11/15/35	20,000	24,444
Comcast Corp., 6.40%, 5/15/38	60,000	73,485
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	50,000	53,706
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	50,000	55,066
Discovery Communications LLC, 5.625%, 8/15/19	25,000	29,322
DISH DBS Corp., 6.75%, 6/1/21	30,000	32,550
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	70,000	79,450
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	10,000	10,181
Lamar Media Corp., 9.75%, 4/1/14	40,000	45,000
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	23,014
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	66,177
News America, Inc., 4.50%, 2/15/21	10,000	10,991
News America, Inc., 6.90%, 8/15/39	30,000	36,010
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	10,190
Qwest Corp., 7.50%, 10/1/14	60,000	66,927
SBA Telecommunications, Inc., 8.25%, 8/15/19	19,000	20,900
Time Warner Cable, Inc., 6.75%, 7/1/18	60,000	73,221
Time Warner, Inc., 3.40%, 6/15/22	10,000	10,114
Time Warner, Inc., 7.70%, 5/1/32	40,000	52,435
Time Warner, Inc., 4.90%, 6/15/42	20,000	20,402
Viacom, Inc., 4.375%, 9/15/14	30,000	32,133
Viacom, Inc., 4.50%, 3/1/21	30,000	33,322
Viacom, Inc., 3.125%, 6/15/22	20,000	20,085
Virgin Media Secured Finance plc, 6.50%, 1/15/18	120,000	131,100
		1,105,555
METALS AND MINING — 0.3%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	20,000	20,600
ArcelorMittal, 9.85%, 6/1/19	20,000	23,844
ArcelorMittal, 5.25%, 8/5/20	30,000	28,824
Barrick North America Finance LLC, 4.40%, 5/30/21	30,000	32,419
Newmont Mining Corp., 6.25%, 10/1/39	40,000	45,739
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	30,000	31,997
Teck Resources Ltd., 5.375%, 10/1/15	20,000	21,860

Shares/ Principal Amount	Value
Vale Overseas Ltd., 5.625%, 9/15/19	$ 75,000	$ 83,567
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	21,036
		309,886
MULTI-UTILITIES — 0.5%
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	18,000	20,270
CMS Energy Corp., 4.25%, 9/30/15	20,000	20,897
CMS Energy Corp., 8.75%, 6/15/19	40,000	49,569
Consumers Energy Co., 2.85%, 5/15/22	10,000	10,203
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	22,729
Duke Energy Corp., 3.95%, 9/15/14	40,000	42,486
Edison International, 3.75%, 9/15/17	40,000	42,248
Exelon Generation Co. LLC, 5.20%, 10/1/19	40,000	43,844
FirstEnergy Solutions Corp., 6.05%, 8/15/21	80,000	88,081
Florida Power Corp., 6.35%, 9/15/37	20,000	27,131
Georgia Power Co., 4.30%, 3/15/42	10,000	10,477
Nisource Finance Corp., 4.45%, 12/1/21	10,000	10,519
Nisource Finance Corp., 5.25%, 2/15/43	10,000	10,192
Pacific Gas & Electric Co., 5.80%, 3/1/37	20,000	24,980
PG&E Corp., 5.75%, 4/1/14	20,000	21,530
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,242
Public Service Company of Colorado, 4.75%, 8/15/41	10,000	11,619
Sempra Energy, 8.90%, 11/15/13	50,000	55,054
Sempra Energy, 6.50%, 6/1/16	30,000	35,336
Southern California Edison Co., 5.625%, 2/1/36	22,000	27,922
Southern Power Co., 5.15%, 9/15/41	10,000	10,924
		606,253
OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	20,000	20,727
OIL, GAS AND CONSUMABLE FUELS — 0.8%
Anadarko Petroleum Corp., 6.45%, 9/15/36	40,000	46,451
Apache Corp., 4.75%, 4/15/43	30,000	33,513
BP Capital Markets plc, 3.20%, 3/11/16	30,000	31,947
BP Capital Markets plc, 2.25%, 11/1/16	40,000	41,254
BP Capital Markets plc, 4.50%, 10/1/20	30,000	33,858
Cenovus Energy, Inc., 4.50%, 9/15/14	40,000	42,736
ConocoPhillips, 5.75%, 2/1/19	60,000	73,316
ConocoPhillips Holding Co., 6.95%, 4/15/29	20,000	27,539
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,035
EOG Resources, Inc., 5.625%, 6/1/19	40,000	48,093
Hess Corp., 6.00%, 1/15/40	30,000	33,430
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,485
Marathon Petroleum Corp., 5.125%, 3/1/21	10,000	11,224
Newfield Exploration Co., 6.875%, 2/1/20	50,000	53,500
Nexen, Inc., 5.875%, 3/10/35	30,000	30,192
Noble Energy, Inc., 4.15%, 12/15/21	40,000	42,175
Occidental Petroleum Corp., 2.70%, 2/15/23	30,000	30,284
Peabody Energy Corp., 6.50%, 9/15/20	20,000	20,350
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,000	11,950
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	50,000	54,978
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	50,000	54,176
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	46,460
Phillips 66, 4.30%, 4/1/22(3)	20,000	21,098
Pioneer Natural Resources Co., 3.95%, 7/15/22	20,000	20,105
Suncor Energy, Inc., 6.10%, 6/1/18	46,000	54,577
Suncor Energy, Inc., 6.85%, 6/1/39	10,000	12,627

Shares/ Principal Amount	Value
Talisman Energy, Inc., 7.75%, 6/1/19	$ 40,000	$ 49,174
Total Capital International SA, 1.55%, 6/28/17	10,000	10,040
		986,567
PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	60,000	69,789
International Paper Co., 4.75%, 2/15/22	30,000	32,833
International Paper Co., 6.00%, 11/15/41	10,000	11,330
		113,952
PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40	10,000	12,283
AstraZeneca plc, 5.40%, 9/15/12	55,000	55,540
AstraZeneca plc, 5.90%, 9/15/17	50,000	60,165
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	95,000	96,924
Roche Holdings, Inc., 7.00%, 3/1/39(3)	20,000	29,465
Sanofi, 4.00%, 3/29/21	21,000	23,483
		277,860
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 4.625%, 4/1/15	50,000	52,966
American Tower Corp., 4.70%, 3/15/22	30,000	30,881
Boston Properties LP, 3.85%, 2/1/23	30,000	30,372
Developers Diversified Realty Corp., 5.375%, 10/15/12	20,000	20,024
Developers Diversified Realty Corp., 4.75%, 4/15/18	50,000	51,951
HCP, Inc., 3.75%, 2/1/16	20,000	20,824
Simon Property Group LP, 5.10%, 6/15/15	50,000	54,449
Simon Property Group LP, 5.75%, 12/1/15	30,000	33,551
UDR, Inc., 4.25%, 6/1/18	30,000	32,038
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	35,000	35,668
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	20,000	20,828
WEA Finance LLC, 4.625%, 5/10/21(3)	20,000	21,190
		404,742
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	40,000	46,741
ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	41,391
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	10,000	11,064
CSX Corp., 4.25%, 6/1/21	10,000	10,950
CSX Corp., 4.75%, 5/30/42	20,000	20,734
Union Pacific Corp., 2.95%, 1/15/23	10,000	10,057
Union Pacific Corp., 4.75%, 9/15/41	30,000	32,719
		126,915
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	75,000	85,960
Oracle Corp., 6.125%, 7/8/39	30,000	39,433
Oracle Corp., 5.375%, 7/15/40	40,000	49,273
		174,666
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	52,318
Lowe’s Cos., Inc., 1.625%, 4/15/17	20,000	20,180
Lowe’s Cos., Inc., 4.65%, 4/15/42	20,000	21,356
		93,854
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	30,000	31,170
Hanesbrands, Inc., 6.375%, 12/15/20	20,000	21,150
Ltd. Brands, Inc., 6.90%, 7/15/17	20,000	22,300
		74,620
TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	20,000	27,840
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	44,718
		72,558
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32	30,000	45,010
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	82,253
Vodafone Group plc, 5.625%, 2/27/17	50,000	58,591
		185,854
TOTAL CORPORATE BONDS (Cost $11,080,352)		11,975,439

Shares/ Principal Amount	Value
U.S. Treasury Securities — 9.8%
U.S. Treasury Bonds, 5.50%, 8/15/28	$ 20,000	$ 28,816
U.S. Treasury Bonds, 5.25%, 2/15/29	320,000	451,850
U.S. Treasury Bonds, 5.375%, 2/15/31	200,000	291,750
U.S. Treasury Bonds, 4.75%, 2/15/37	297,000	414,594
U.S. Treasury Bonds, 4.375%, 11/15/39	510,000	680,372
U.S. Treasury Bonds, 4.375%, 5/15/41	260,000	347,831
U.S. Treasury Bonds, 3.75%, 8/15/41	100,000	120,813
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	53,852
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	434,860	449,299
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	413,998	450,707
U.S. Treasury Notes, 0.75%, 9/15/13	1,150,000	1,156,739
U.S. Treasury Notes, 0.50%, 10/15/13	300,000	300,879
U.S. Treasury Notes, 0.75%, 12/15/13	500,000	503,320
U.S. Treasury Notes, 1.25%, 2/15/14	900,000	913,640
U.S. Treasury Notes, 1.25%, 3/15/14	500,000	507,988
U.S. Treasury Notes, 0.875%, 2/28/17	350,000	353,227
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	756,383
U.S. Treasury Notes, 1.875%, 10/31/17	600,000	633,422
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	93,347
U.S. Treasury Notes, 1.375%, 11/30/18	500,000	511,797
U.S. Treasury Notes, 2.625%, 8/15/20	550,000	605,817
U.S. Treasury Notes, 3.125%, 5/15/21	450,000	512,789
U.S. Treasury Notes, 2.125%, 8/15/21	300,000	315,633
U.S. Treasury Notes, 2.00%, 2/15/22	950,000	982,879
TOTAL U.S. TREASURY SECURITIES (Cost $10,707,649)		11,437,744
Commercial Mortgage-Backed Securities(2) — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	80,489	81,254
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/12	100,000	111,802
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/12	25,000	26,823
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/15/12	50,000	54,138
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/12	55,162	56,554
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 7/1/12	150,000	159,795
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 7/15/12(3)	55,157	50,518
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/12	50,000	49,955
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/12	100,000	107,987
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/12	50,000	51,955
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/12	150,000	160,898
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	95,000	102,608
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	200,000	216,460
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	25,000	26,038

Shares/ Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	$ 75,000	$ 78,722
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	100,000	104,681
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 7/11/12	68,000	72,456
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/12	25,000	26,687
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	50,000	49,662
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/12	100,000	107,586
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/12	105,000	114,319
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	25,727	25,823
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	125,000	134,770
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	21,489	21,721
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	200,000	215,012
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,149,074)		2,208,224
Collateralized Mortgage Obligations(2) — 1.3%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	42,158	43,653
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	146,541	105,772
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	30,040	30,843
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	26,307	25,959
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 7/1/12	51,273	49,246
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	28,164	28,339
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.70%, 7/25/12	195,410	178,904
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.66%, 7/1/12	50,000	49,653
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	44,930	47,242
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 7/1/12	63,278	66,047
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/12	93,869	95,073
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	73,540	77,461
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	74,055	73,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	18,974	18,973
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 7/1/12	38,757	38,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	90,350	89,665
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	47,251	46,384

Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	$ 56,763	$ 56,725
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 7/1/12	54,792	55,348
		1,177,137
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	285,779	316,512
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,495,426)		1,493,649
U.S. Government Agency Securities — 1.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FHLB, Series 1, 1.00%, 6/21/17	50,000	50,122
FHLMC, 1.00%, 6/29/17	160,000	160,662
FHLMC, 2.375%, 1/13/22	260,000	267,622
		478,406
GOVERNMENT-BACKED CORPORATE BONDS(4) — 0.9%
Ally Financial, Inc., 1.75%, 10/30/12	500,000	502,481
Citigroup Funding, Inc., 1.875%, 11/15/12	500,000	503,214
		1,005,695
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,468,437)		1,484,101
Sovereign Governments and Agencies — 0.7%
BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	100,000	121,200
Brazilian Government International Bond, 5.625%, 1/7/41	40,000	49,260
		170,460
CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	44,000	63,815
Province of Ontario Canada, 5.45%, 4/27/16	40,000	46,440
Province of Ontario Canada, 1.60%, 9/21/16	20,000	20,390
		130,645
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	10,000	11,280
ITALY†
Republic of Italy, 6.875%, 9/27/23	20,000	20,588
MEXICO — 0.3%
United Mexican States, 5.625%, 1/15/17	20,000	23,375
United Mexican States, 5.95%, 3/19/19	120,000	146,880
United Mexican States, 5.125%, 1/15/20	70,000	82,425
United Mexican States, 6.05%, 1/11/40	10,000	12,950
United Mexican States, MTN, 4.75%, 3/8/44	20,000	21,600
		287,230
PERU†
Republic of Peru, 6.55%, 3/14/37	10,000	13,660
Republic of Peru, 5.625%, 11/18/50	20,000	24,350
		38,010
POLAND†
Poland Government International Bond, 5.125%, 4/21/21	35,000	38,780
SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	42,439
Korea Development Bank, 3.25%, 3/9/16	20,000	20,751
Korea Development Bank, 4.00%, 9/9/16	20,000	21,389
		84,579
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $687,149)		781,572

Shares/ Principal Amount	Value
Municipal Securities — 0.6%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	$ 10,000	$ 12,306
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	30,000	41,065
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	20,000	27,480
California GO, (Building Bonds), 7.30%, 10/1/39	20,000	25,085
California GO, (Building Bonds), 7.60%, 11/1/40	5,000	6,481
Illinois GO, 5.88%, 3/1/19	50,000	55,714
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	80,000	75,810
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	15,000	16,465
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	66,464
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	20,000	24,720
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	20,115
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	40,000	49,543
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	58,786
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	20,000	28,353
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	30,000	34,173
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	25,880
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	50,000	63,101
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	25,000	30,311
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	25,000	29,305
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	35,000	43,099
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	30,000	37,146
TOTAL MUNICIPAL SECURITIES (Cost $637,441)		771,402
Temporary Cash Investments — 0.9%
SSgA U.S. Government Money Market Fund (Cost $1,011,486)	1,011,486	1,011,486
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $100,748,708)		116,725,541
OTHER ASSETS AND LIABILITIES — 0.2%		216,293
TOTAL NET ASSETS — 100.0%		$116,941,834

Credit Default Swap Agreements
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./CDX North America Investment Grade 16 Index	$900,000	Buy	1.00%	6/20/16	$(998)	$(7)	$(1,005)

Notes to Schedule of Investments

CDX = Credit Derivatives Indexes
FDIC = Federal Deposit Insurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers, Inc. - UBS AG
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
PHHMC = PHH Mortgage Corporation
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Final maturity date indicated, unless otherwise noted.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $568,995, which represented 0.5% of total net assets.

(4)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $100,748,708)	$116,725,541
Cash	3,693
Receivable for investments sold	242,534
Receivable for capital shares sold	26,091
Dividends and interest receivable	382,484
117,380,343

Liabilities
Payable for investments purchased	292,403
Payable for capital shares redeemed	60,388
Swap agreements, at value (including net premiums paid (received) of $(998))	1,005
Accrued management fees	84,713
438,509

Net Assets	$116,941,834

Class I Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	16,949,258

Net Asset Value Per Share	$6.90

Net Assets Consist of:
Capital (par value and paid-in surplus)	$103,960,514
Undistributed net investment income	17,250
Accumulated net realized loss	(3,012,789)
Net unrealized appreciation	15,976,859
$116,941,834

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,558)	$781,763
Interest	785,898
1,567,661

Expenses:
Management fees	525,577
Directors’ fees and expenses	1,925
Other expenses	111
527,613

Net investment income (loss)	1,040,048

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,899,849
Swap agreement transactions	(4,449)
Foreign currency transactions	(201)
3,895,199

Change in net unrealized appreciation (depreciation) on:
Investments	2,833,338
Swap agreements	(7,555)
Translation of assets and liabilities in foreign currencies	33
2,825,816

Net realized and unrealized gain (loss)	6,721,015

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,761,063

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011
Operations
Net investment income (loss)	$1,040,048	$2,190,391
Net realized gain (loss)	3,895,199	5,400,708
Change in net unrealized appreciation (depreciation)	2,825,816	(1,491,069)
Net increase (decrease) in net assets resulting from operations	7,761,063	6,100,030

Distributions to Shareholders
From net investment income	(1,102,962)	(2,175,896)

Capital Share Transactions
Proceeds from shares sold	7,223,636	10,100,033
Proceeds from reinvestment of distributions	1,102,962	2,175,896
Payments for shares redeemed	(10,952,685)	(21,072,880)
Net increase (decrease) in net assets from capital share transactions	(2,626,087)	(8,796,951)

Net increase (decrease) in net assets	4,032,014	(4,872,817)

Net Assets
Beginning of period	112,909,820	117,782,637
End of period	$116,941,834	$112,909,820

Undistributed net investment income	$17,250	$80,164

Transactions in Shares of the Fund
Sold	1,056,066	1,573,468
Issued in reinvestment of distributions	158,488	338,774
Redeemed	(1,600,524)	(3,274,322)
Net increase (decrease) in shares of the fund	(385,970)	(1,362,080)

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income. The fund pursues its investment objective by investing approximately 60% of the fund’s assets in equity securities and the remaining assets in bonds and other fixed-income securities.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 0.90%. The effective annual management fee for the six months ended June 30, 2012 was 0.90%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2012 totaled $51,483,863, of which $18,265,482 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 totaled $52,653,805, of which $14,650,439 represented U.S. Treasury and Government Agency obligations.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$64,372,778	—	—
Foreign Common Stocks	6,190,691	—	—
U.S. Government Agency Mortgage-Backed Securities	—	$14,998,455	—
Corporate Bonds	—	11,975,439	—
U.S. Treasury Securities	—	11,437,744	—
Commercial Mortgage-Backed Securities	—	2,208,224	—
Collateralized Mortgage Obligations	—	1,493,649	—
U.S. Government Agency Securities	—	1,484,101	—
Sovereign Governments and Agencies	—	781,572	—
Municipal Securities	—	771,402	—
Temporary Cash Investments	1,011,486	—	—
Total Value of Investment Securities	$71,574,955	$45,150,586	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Swap Agreements	—	$(7)	—

6. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The credit risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of credit risk derivative instruments as of June 30, 2012, is disclosed on the Statement of Assets and Liabilities as a liability of $1,005 in swap agreements. For the six months ended June 30, 2012, the effect of credit risk derivative instruments on the Statement of Operations was $(4,449) in net realized gain (loss) on swap agreement transactions and $(7,555) in change in net unrealized appreciation (depreciation) on swap agreements.

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$101,642,615
Gross tax appreciation of investments	$16,655,154
Gross tax depreciation of investments	(1,572,228)
Net tax appreciation (depreciation) of investments	$15,082,926

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2011, the fund had accumulated capital losses of $(5,604,280), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

The fund has elected to treat $(281,112) of net capital losses incurred in the two-month period ended December 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(3)	$6.51	0.06	0.39	0.45	(0.06)	—	(0.06)	$6.90	6.98%	0.90%(4)	1.78%(4)	45%	$116,942
2011	$6.30	0.12	0.21	0.33	(0.12)	—	(0.12)	$6.51	5.33%	0.90%	1.91%	74%	$112,910
2010	$5.75	0.11	0.55	0.66	(0.11)	—	(0.11)	$6.30	11.64%	0.91%	1.78%	75%	$117,783
2009	$5.28	0.11	0.64	0.75	(0.28)	—	(0.28)	$5.75	15.48%	0.90%	2.11%	108%	$123,169
2008	$7.33	0.15	(1.54)	(1.39)	(0.17)	(0.49)	(0.66)	$5.28	(20.33)%	0.90%	2.47%	157%	$120,732
2007	$7.53	0.15	0.19	0.34	(0.16)	(0.38)	(0.54)	$7.33	4.94%	0.90%	2.08%	161%	$182,589

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended June 30, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75850   1208

SEMIANNUAL REPORT               JUNE 30, 2012

VP Capital Appreciation Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	17
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVCIX	12.33%	-3.32%	3.46%	9.19%	8.06%	11/20/87
Russell Midcap Growth Index	—	8.10%	-2.99%	1.90%	8.47%	10.69%(2)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 11/30/87, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I 1.00%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2012
Top Ten Holdings	% of net assets
SXC Health Solutions Corp.	3.2%
Alliance Data Systems Corp.	2.7%
PetSmart, Inc.	2.4%
Whole Foods Market, Inc.	2.4%
Mead Johnson Nutrition Co.	2.1%
Alexion Pharmaceuticals, Inc.	2.0%
TransDigm Group, Inc.	1.9%
Kansas City Southern	1.8%
Apple, Inc.	1.8%
O’Reilly Automotive, Inc.	1.7%

Top Five Industries	% of net assets
Specialty Retail	9.7%
Software	6.1%
Hotels, Restaurants and Leisure	5.2%
Food and Staples Retailing	5.1%
Biotechnology	4.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	90.4%
Foreign Common Stocks*	6.7%
Total Common Stocks	97.1%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	0.3%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 – 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,123.30	$5.28	1.00%
Hypothetical
Class I	$1,000	$1,019.89	$5.02	1.00%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Shares	Value
Common Stocks — 97.1%
AEROSPACE AND DEFENSE — 3.9%
BE Aerospace, Inc.(1)	98,099	$4,283,002
Spirit Aerosystems Holdings, Inc. Class A(1)	115,313	2,747,909
TransDigm Group, Inc.(1)	52,051	6,990,449
		14,021,360
AUTO COMPONENTS — 0.8%
BorgWarner, Inc.(1)	46,084	3,022,650
AUTOMOBILES — 1.2%
Harley-Davidson, Inc.	91,112	4,166,552
BEVERAGES — 1.5%
Beam, Inc.	30,762	1,922,317
Monster Beverage Corp.(1)	51,233	3,647,790
		5,570,107
BIOTECHNOLOGY — 4.3%
Alexion Pharmaceuticals, Inc.(1)	74,587	7,406,489
Cepheid, Inc.(1)	46,058	2,061,095
Grifols SA(1)	155,304	3,939,247
Regeneron Pharmaceuticals, Inc.(1)	19,057	2,176,691
		15,583,522
BUILDING PRODUCTS — 0.6%
Fortune Brands Home & Security, Inc.(1)	102,885	2,291,249
CAPITAL MARKETS — 1.7%
KKR & Co. LP	124,398	1,603,490
Lazard Ltd. Class A	72,298	1,879,025
Raymond James Financial, Inc.	76,877	2,632,269
		6,114,784
CHEMICALS — 3.2%
Airgas, Inc.	50,276	4,223,687
Albemarle Corp.	41,212	2,457,884
FMC Corp.	90,474	4,838,549
		11,520,120
COMMERCIAL BANKS — 1.1%
East West Bancorp., Inc.	94,550	2,218,143
SVB Financial Group(1)	31,639	1,857,842
		4,075,985
COMMERCIAL SERVICES AND SUPPLIES — 2.6%
Cintas Corp.	55,946	2,160,075
Clean Harbors, Inc.(1)	64,278	3,626,565
Stericycle, Inc.(1)	39,900	3,657,633
		9,444,273
COMMUNICATIONS EQUIPMENT — 0.7%
F5 Networks, Inc.(1)	23,849	$2,374,406
COMPUTERS AND PERIPHERALS — 1.8%
Apple, Inc.(1)	10,930	6,383,120
CONSTRUCTION AND ENGINEERING — 2.0%
Chicago Bridge & Iron Co. NV New York Shares	63,532	2,411,675
KBR, Inc.	56,123	1,386,799
Quanta Services, Inc.(1)	136,877	3,294,629
		7,093,103
CONSUMER FINANCE — 1.3%
Discover Financial Services	140,996	4,875,642
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.2%
Jabil Circuit, Inc.	183,234	3,725,147
Trimble Navigation Ltd.(1)	90,136	4,147,158
		7,872,305
ENERGY EQUIPMENT AND SERVICES — 2.5%
Atwood Oceanics, Inc.(1)	44,732	1,692,659
National Oilwell Varco, Inc.	79,076	5,095,658
Oil States International, Inc.(1)	34,367	2,275,095
		9,063,412
FOOD AND STAPLES RETAILING — 5.1%
Costco Wholesale Corp.	55,570	5,279,150
Fresh Market, Inc. (The)(1)	52,575	2,819,597
PriceSmart, Inc.	28,111	1,897,774
Whole Foods Market, Inc.	89,786	8,558,401
		18,554,922
FOOD PRODUCTS — 3.0%
Hain Celestial Group, Inc. (The)(1)	9,924	546,217
McCormick & Co., Inc.	48,195	2,923,027
Mead Johnson Nutrition Co.	93,270	7,509,167
		10,978,411
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Cooper Cos., Inc. (The)	27,375	2,183,430
IDEXX Laboratories, Inc.(1)	37,515	3,606,317
Intuitive Surgical, Inc.(1)	3,877	2,147,044
Sirona Dental Systems, Inc.(1)	39,008	1,755,750
		9,692,541
HEALTH CARE PROVIDERS AND SERVICES — 1.2%
Catalyst Health Solutions, Inc.(1)	47,672	4,454,472
HEALTH CARE TECHNOLOGY — 3.2%
SXC Health Solutions Corp.(1)	115,703	11,478,895

5

	Shares	Value
HOTELS, RESTAURANTS AND LEISURE — 5.2%
Bally Technologies, Inc.(1)	52,686	$2,458,329
Chipotle Mexican Grill, Inc.(1)	13,844	5,260,028
Las Vegas Sands Corp.	41,203	1,791,918
Panera Bread Co., Class A(1)	18,253	2,545,198
Peet’s Coffee & Tea, Inc.(1)	14,502	870,700
Penn National Gaming, Inc.(1)	41,159	1,835,280
Starwood Hotels & Resorts Worldwide, Inc.	77,839	4,128,581
		18,890,034
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	82,005	4,548,817
INTERNET AND CATALOG RETAIL — 2.5%
Expedia, Inc.	36,955	1,776,427
Netflix, Inc.(1)	16,863	1,154,610
priceline.com, Inc.(1)	9,035	6,003,938
		8,934,975
INTERNET SOFTWARE AND SERVICES — 2.4%
Baidu, Inc. ADR(1)	32,754	3,766,055
LinkedIn Corp., Class A(1)	27,886	2,963,445
Rackspace Hosting, Inc.(1)	46,191	2,029,633
		8,759,133
IT SERVICES — 4.1%
Alliance Data Systems Corp.(1)	71,715	9,681,525
Teradata Corp.(1)	72,886	5,248,521
		14,930,046
MACHINERY — 1.9%
Chart Industries, Inc.(1)	42,303	2,908,754
Trinity Industries, Inc.	89,314	2,231,064
Woodward, Inc.	46,078	1,817,316
		6,957,134
MEDIA — 0.4%
Sirius XM Radio, Inc.(1)	851,983	1,576,168
METALS AND MINING — 0.9%
Carpenter Technology Corp.	70,375	3,366,740
MULTILINE RETAIL — 1.1%
Family Dollar Stores, Inc.	60,305	4,009,076
OIL, GAS AND CONSUMABLE FUELS — 2.7%
Cabot Oil & Gas Corp.	59,584	2,347,610
Concho Resources, Inc.(1)	53,109	4,520,638
Linn Energy LLC	76,345	2,908,744
		9,776,992
PHARMACEUTICALS — 1.7%
Perrigo Co.	50,610	5,968,437
PROFESSIONAL SERVICES — 0.7%
IHS, Inc. Class A(1)	24,601	2,650,266
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Digital Realty Trust, Inc.	41,421	$3,109,474
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	115,761	1,893,850
ROAD AND RAIL — 1.8%
Kansas City Southern	94,682	6,586,080
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
Avago Technologies Ltd.	66,618	2,391,586
NXP Semiconductor NV(1)	79,973	1,859,373
Xilinx, Inc.	138,716	4,656,696
		8,907,655
SOFTWARE — 6.1%
Cerner Corp.(1)	60,198	4,975,967
Check Point Software Technologies Ltd.(1)	49,620	2,460,656
Citrix Systems, Inc.(1)	34,749	2,916,831
CommVault Systems, Inc.(1)	33,455	1,658,364
NetSuite, Inc.(1)	73,284	4,013,765
Nuance Communications, Inc.(1)	86,426	2,058,667
Salesforce.com, Inc.(1)	12,585	1,740,002
Sourcefire, Inc.(1)	36,375	1,869,675
Splunk, Inc.(1)	17,384	488,490
		22,182,417
SPECIALTY RETAIL — 9.7%
DSW, Inc., Class A	38,792	2,110,285
GNC Holdings, Inc. Class A	109,952	4,310,118
O’Reilly Automotive, Inc.(1)	74,035	6,201,912
PetSmart, Inc.	126,106	8,597,907
Ross Stores, Inc.	47,532	2,969,324
Sally Beauty Holdings, Inc.(1)	84,945	2,186,484
Tractor Supply Co.	34,379	2,855,520
Ulta Salon Cosmetics & Fragrance, Inc.	62,688	5,853,806
		35,085,356
TEXTILES, APPAREL AND LUXURY GOODS — 1.6%
Lululemon Athletica, Inc.(1)	32,654	1,947,158
Michael Kors Holdings Ltd.(1)	89,939	3,763,048
		5,710,206
TRADING COMPANIES AND DISTRIBUTORS — 0.9%
United Rentals, Inc.(1)	94,157	3,205,104
WIRELESS TELECOMMUNICATION SERVICES — 1.6%
SBA Communications Corp., Class A(1)	102,786	5,863,941
TOTAL COMMON STOCKS (Cost $259,256,579)		351,543,732

6

Value
Temporary Cash Investments — 2.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% – 4.00%, 2/15/15 – 6/30/16, valued at $3,066,252), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $3,007,855)	$3,007,830
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $3,075,784), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $3,007,855)	3,007,830

	Shares	Value
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $765,971), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $751,962)		$751,958
SSgA U.S. Government Money Market Fund	2,688,236	2,688,236
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,455,854)		9,455,854
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $268,712,433)		360,999,586
OTHER ASSETS AND LIABILITIES — 0.3%		1,077,560
TOTAL NET ASSETS — 100.0%		$362,077,146

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,306,264	EUR for USD	UBS AG	7/31/12	$2,919,221	$(37,613)

(Value on Settlement Date $2,881,608)

Notes to Schedule of Investments

ADR = American Depositary Receipt
EUR = Euro
USD = United States Dollar
(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $268,712,433)	$360,999,586
Foreign currency holdings, at value (cost of $6,785)	6,723
Receivable for investments sold	2,647,636
Receivable for capital shares sold	1,019,996
Dividends and interest receivable	102,193
364,776,134

Liabilities
Payable for investments purchased	2,361,838
Payable for capital shares redeemed	10,507
Unrealized loss on forward foreign currency exchange contracts	37,613
Accrued management fees	289,030
2,698,988

Net Assets	$362,077,146

Class I Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	25,719,436

Net Asset Value Per Share	$14.08

Net Assets Consist of:
Capital (par value and paid-in surplus)	$269,837,160
Accumulated net investment loss	(741,937)
Undistributed net realized gain	732,716
Net unrealized appreciation	92,249,207
$362,077,146

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,004)	$1,070,302
Interest	3,373
1,073,675

Expenses:
Management fees	1,777,635
Directors’ fees and expenses	5,831
1,783,466

Net investment income (loss)	(709,791)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,345,001
Foreign currency transactions	119,392
2,464,393

Change in net unrealized appreciation (depreciation) on:
Investments	37,071,927
Translation of assets and liabilities in foreign currencies	(69,843)
37,002,084

Net realized and unrealized gain (loss)	39,466,477

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,756,686

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011
Operations
Net investment income (loss)	$(709,791)	$(1,358,785)
Net realized gain (loss)	2,464,393	33,546,780
Change in net unrealized appreciation (depreciation)	37,002,084	(55,701,496)
Net increase (decrease) in net assets resulting from operations	38,756,686	(23,513,501)

Distributions to Shareholders
From net realized gains	(19,671,679)	—

Capital Share Transactions
Proceeds from shares sold	28,286,419	50,828,232
Proceeds from reinvestment of distributions	19,671,679	—
Payments for shares redeemed	(18,750,015)	(70,265,057)
Net increase (decrease) in net assets from capital share transactions	29,208,083	(19,436,825)

Net increase (decrease) in net assets	48,293,090	(42,950,326)

Net Assets
Beginning of period	313,784,056	356,734,382
End of period	$362,077,146	$313,784,056

Accumulated net investment loss	$(741,937)	$(32,146)

Transactions in Shares of the Fund
Sold	1,959,298	3,489,447
Issued in reinvestment of distributions	1,320,247	—
Redeemed	(1,300,012)	(4,970,631)
Net increase (decrease) in shares of the fund	1,979,533	(1,481,184)

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing in equity securities of medium-sized and smaller companies that management believes will increase in value over time.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00%. The effective annual management fee for the six months ended June 30, 2012 was 1.00%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 were $150,017,964 and $147,749,330, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

13

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$327,125,909	—	—
Foreign Common Stocks	20,478,576	$3,939,247	—
Temporary Cash Investments	2,688,236	6,767,618	—
Total Value of Investment Securities	$350,292,721	$10,706,865	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(37,613)	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2012, is disclosed on the Statement of Assets and Liabilities as a liability of $37,613 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $118,218 in net realized gain (loss) on foreign currency transactions and $(69,759) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of smaller companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

14

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$269,305,750
Gross tax appreciation of investments	$97,776,947
Gross tax depreciation of investments	(6,083,111)
Net tax appreciation (depreciation) of investments	$91,693,836

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(2)	$13.22	(0.03)(3)	1.71	1.68	—	(0.82)	(0.82)	$14.08	12.33%	1.00%(4)	(0.40)%(4)	42%	$362,077
2011	$14.14	(0.05)(3)	(0.87)	(0.92)	—	—	—	$13.22	(6.51)%	1.00%	(0.39)%	98%	$313,784
2010	$10.77	(0.04)(3)	3.41	3.37	—	—	—	$14.14	31.29%	1.01%	(0.35)%	117%	$356,734
2009	$7.94	(0.02)(3)	2.92	2.90	(0.07)	—	(0.07)	$10.77	37.07%	1.00%	(0.27)%	153%	$265,304
2008	$15.98	(0.05)(3)	(6.96)	(7.01)	—	(1.03)	(1.03)	$7.94	(46.18)%	1.00%	(0.39)%	166%	$269,681
2007	$10.96	(0.07)	5.09	5.02	—	—	—	$15.98	45.80%	1.00%	(0.54)%	138%	$599,631

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)	Six months ended June 30, 2012 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Annualized.

See Notes to Financial Statements.

16

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

17

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

18

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

19

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

20

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

21

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75853   1208

SEMIANNUAL REPORT                  JUNE 30, 2012

VP Growth Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	15
Approval of Management Agreement	16
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Class I	AWRIX	10.12%	3.45%	0.74%	5/2/11
Russell 1000 Growth Index	—	10.08%	5.76%	2.66%(2)	—
Class II	AWREX	9.98%	3.21%	0.54%	5/2/11

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/11, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.01%	1.16%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	8.1%
Microsoft Corp.	3.6%
Google, Inc., Class A	2.7%
Coca-Cola Co. (The)	2.4%
Philip Morris International, Inc.	2.4%
International Business Machines Corp.	2.2%
Oracle Corp.	2.2%
Schlumberger Ltd.	1.9%
Amazon.com, Inc.	1.8%
Abbott Laboratories	1.8%

Top Five Industries	% of net assets
Computers and Peripherals	10.0%
Software	8.0%
Beverages	5.0%
Aerospace and Defense	4.9%
IT Services	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.8%
Exchange-Traded Funds	0.2%
Total Equity Exposure	98.0%
Temporary Cash Investments	2.2%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 – 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,101.20	$5.28	1.01%
Class II	$1,000	$1,099.80	$6.06	1.16%
Hypothetical
Class I	$1,000	$1,019.84	$5.07	1.01%
Class II	$1,000	$1,019.10	$5.82	1.16%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Shares	Value
Common Stocks — 97.8%
AEROSPACE AND DEFENSE — 4.9%
Hexcel Corp.(1)	126	$3,250
Honeywell International, Inc.	271	15,133
Precision Castparts Corp.	59	9,705
Textron, Inc.	207	5,148
United Technologies Corp.	238	17,976
		51,212
AIR FREIGHT AND LOGISTICS — 1.4%
United Parcel Service, Inc., Class B	178	14,019
AUTO COMPONENTS — 1.2%
Autoliv, Inc.	86	4,701
BorgWarner, Inc.(1)	119	7,805
		12,506
AUTOMOBILES — 0.7%
Harley-Davidson, Inc.	157	7,180
BEVERAGES — 5.0%
Beam, Inc.	56	3,499
Brown-Forman Corp., Class B	30	2,906
Coca-Cola Co. (The)	321	25,099
Monster Beverage Corp.(1)	32	2,278
PepsiCo, Inc.	250	17,665
		51,447
BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	47	4,667
Cepheid, Inc.(1)	56	2,506
Gilead Sciences, Inc.(1)	186	9,538
Medivation, Inc.(1)	17	1,554
		18,265
CAPITAL MARKETS — 0.9%
BlackRock, Inc.	54	9,170
CHEMICALS — 2.2%
E.I. du Pont de Nemours & Co.	181	9,153
Monsanto Co.	113	9,354
Rockwood Holdings, Inc.	85	3,770
		22,277
COMMERCIAL BANKS — 0.9%
Wells Fargo & Co.	266	8,895
COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	414	7,108
F5 Networks, Inc.(1)	28	2,788
QUALCOMM, Inc.	259	14,421
		24,317
COMPUTERS AND PERIPHERALS — 10.0%
Apple, Inc.(1)	143	83,512
Dell, Inc.(1)	347	4,345
EMC Corp.(1)	629	16,121
		103,978
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Verizon Communications, Inc.	264	11,732
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Trimble Navigation Ltd.(1)	50	2,301
ENERGY EQUIPMENT AND SERVICES — 3.0%
Core Laboratories NV	22	2,550
Hornbeck Offshore Services, Inc.(1)	59	2,288
Oceaneering International, Inc.	132	6,317
Schlumberger Ltd.	305	19,798
		30,953
FOOD AND STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	105	9,975
CVS Caremark Corp.	205	9,579
Whole Foods Market, Inc.	68	6,482
		26,036
FOOD PRODUCTS — 1.4%
Annie’s, Inc.(1)	13	544
Hershey Co. (The)	108	7,779
Kellogg Co.	74	3,651
Mead Johnson Nutrition Co.	37	2,979
		14,953
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.2%
Cooper Cos., Inc. (The)	36	2,871
Covidien plc	66	3,531
DENTSPLY International, Inc.	107	4,046
Edwards Lifesciences Corp.(1)	45	4,649
Hill-Rom Holdings, Inc.	84	2,591
IDEXX Laboratories, Inc.(1)	23	2,211
Intuitive Surgical, Inc.(1)	9	4,984
ResMed, Inc.(1)	110	3,432
Zimmer Holdings, Inc.	81	5,213
		33,528
HEALTH CARE PROVIDERS AND SERVICES — 1.8%
AmerisourceBergen Corp.	168	6,611
Express Scripts Holding Co.(1)	215	12,003
		18,614

5

	Shares	Value
HOTELS, RESTAURANTS AND LEISURE — 4.2%
Chipotle Mexican Grill, Inc.(1)	13	$4,939
Marriott International, Inc. Class A	224	8,781
McDonald’s Corp.	130	11,509
Starbucks Corp.	277	14,770
Wynn Resorts Ltd.	34	3,526
		43,525
HOUSEHOLD DURABLES — 0.5%
Mohawk Industries, Inc.(1)	72	5,028
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	34	1,886
Colgate-Palmolive Co.	99	10,306
		12,192
INDUSTRIAL CONGLOMERATES — 0.9%
Danaher Corp.	178	9,270
INSURANCE — 0.4%
Brown & Brown, Inc.	150	4,090
INTERNET AND CATALOG RETAIL — 1.8%
Amazon.com, Inc.(1)	83	18,953
INTERNET SOFTWARE AND SERVICES — 2.8%
Facebook, Inc. Class A(1)	35	1,089
Google, Inc., Class A(1)	49	28,424
		29,513
IT SERVICES — 4.5%
Accenture plc, Class A	55	3,305
Automatic Data Processing, Inc.	153	8,516
International Business Machines Corp.	115	22,492
MasterCard, Inc., Class A	28	12,043
		46,356
LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Agilent Technologies, Inc.	154	6,043
MACHINERY — 2.4%
Cummins, Inc.	43	4,167
Deere & Co.	58	4,691
Illinois Tool Works, Inc.	215	11,371
Terex Corp.(1)	231	4,119
		24,348
MARINE — 0.1%
Kirby Corp.(1)	22	1,036
MEDIA — 2.5%
CBS Corp., Class B	222	7,277
Time Warner Cable, Inc.	150	12,315
Viacom, Inc., Class B	124	5,831
		25,423
METALS AND MINING — 0.3%
Nucor Corp.	83	3,146
MULTILINE RETAIL — 1.6%
Dollar General Corp.(1)	151	8,213
Macy’s, Inc.	248	8,519
		16,732
OIL, GAS AND CONSUMABLE FUELS — 2.4%
EOG Resources, Inc.	104	9,372
Noble Energy, Inc.	92	7,803
Occidental Petroleum Corp.	92	7,891
		25,066
PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	143	7,739
PHARMACEUTICALS — 4.4%
Abbott Laboratories	292	18,825
Allergan, Inc.	83	7,683
Bristol-Myers Squibb Co.	169	6,076
Johnson & Johnson	200	13,512
		46,096
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
American Campus Communities, Inc.	78	3,508
AvalonBay Communities, Inc.	19	2,688
Simon Property Group, Inc.	45	7,005
		13,201
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.3%
CBRE Group, Inc.(1)	220	3,599
ROAD AND RAIL — 1.5%
Union Pacific Corp.	131	15,630
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Broadcom Corp., Class A(1)	281	9,498
Intel Corp.	328	8,741
Linear Technology Corp.	196	6,141
Marvell Technology Group Ltd.	390	4,399
Xilinx, Inc.	236	7,922
		36,701
SOFTWARE — 8.0%
Cerner Corp.(1)	53	4,381
Citrix Systems, Inc.(1)	109	9,149
CommVault Systems, Inc.(1)	49	2,429
Fortinet, Inc.(1)	76	1,765
Microsoft Corp.	1,218	37,259
Oracle Corp.	751	22,305
QLIK Technologies, Inc.(1)	108	2,389
Red Hat, Inc.(1)	49	2,767
		82,444

6

	Shares	Value
SPECIALTY RETAIL — 3.1%
GNC Holdings, Inc. Class A	83	$3,253
Home Depot, Inc. (The)	322	17,063
O’Reilly Automotive, Inc.(1)	63	5,277
Tractor Supply Co.	28	2,326
Urban Outfitters, Inc.(1)	152	4,194
		32,113
TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Coach, Inc.	109	6,374
TOBACCO — 2.4%
Philip Morris International, Inc.	279	24,346
WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Crown Castle International Corp.(1)	231	13,550
TOTAL COMMON STOCKS (Cost $927,611)		1,013,897
Exchange-Traded Funds — 0.2%
iShares Russell 1000 Growth Index Fund (Cost $2,028)	33	2,086

	Shares	Value
Temporary Cash Investments — 2.2%
SSgA U.S. Government Money Market Fund (Cost $22,671)	22,671	$22,671
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $952,310)		1,038,654
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,803)
TOTAL NET ASSETS — 100.0%		$1,036,851

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $952,310)	$1,038,654
Receivable for investments sold	9,110
Dividends receivable	1,078
1,048,842

Liabilities
Payable for investments purchased	11,097
Accrued management fees	787
Distribution fees payable	107
11,991

Net Assets	$1,036,851

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,033,193
Undistributed net investment income	1,795
Accumulated net realized loss	(84,481)
Net unrealized appreciation	86,344
$1,036,851

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$504,175	50,232	$10.04
Class II, $0.01 Par Value	$532,676	53,095	$10.03

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$7,479

Expenses:
Management fees	4,844
Distribution fees — Class II	649
Directors’ fees and expenses	25
5,518

Net investment income (loss)	1,961

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(11,833)
Change in net unrealized appreciation (depreciation) on investments	102,074

Net realized and unrealized gain (loss)	90,241

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,202

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND PERIOD ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011(1)
Operations
Net investment income (loss)	$1,961	$3,450
Net realized gain (loss)	(11,833)	(72,603)
Change in net unrealized appreciation (depreciation)	102,074	(15,730)
Net increase (decrease) in net assets resulting from operations	92,202	(84,883)

Distributions to Shareholders
From net investment income:
Class I	(166)	(1,980)
Class II	—	(1,525)
Decrease in net assets from distributions	(166)	(3,505)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	28,689	1,004,514

Net increase (decrease) in net assets	120,725	916,126

Net Assets
Beginning of period	916,126	—
End of period	$1,036,851	$916,126

Undistributed net investment income	$1,795	—

(1)	May 2, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of larger-sized companies that management believes will increase in value over time.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services. All classes of the fund commenced sale on May 2, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 97% of the outstanding shares of the fund. ACIM does not invest in the fund for the purpose of exercising management or control.

12

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 were $439,324 and $415,779, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2012		Period ended December 31, 2011(1)
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	—	—	50,000	$500,000
Issued in reinvestment of distributions	16	$166	216	1,980
	16	166	50,216	501,980
Class II/Shares Authorized	50,000,000		50,000,000
Sold	2,842	28,777	50,110	501,009
Issued in reinvestment of distributions	—	—	167	1,525
Redeemed	(24)	(254)	—	—
	2,818	28,523	50,277	502,534
Net increase (decrease)	2,834	$28,689	100,493	$1,004,514

(1)	May 2, 2011 (fund inception) through December 31, 2011.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

13

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$956,929
Gross tax appreciation of investments	$111,300
Gross tax depreciation of investments	(29,575)
Net tax appreciation (depreciation) of investments	$81,725

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2011, the fund had accumulated short-term capital losses of $(67,456), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(3)	$9.12	0.02	0.90	0.92	—(4)	$10.04	10.12%	1.01%(5)	0.46%(5)	41%	$504
2011(6)	$10.00	0.04	(0.88)	(0.84)	(0.04)	$9.12	(8.41)%	1.00%(5)	0.64%(5)	66%	$458
Class II
2012(3)	$9.12	0.02	0.89	0.91	—	$10.03	9.98%	1.16%(5)	0.31%(5)	41%	$533
2011(6)	$10.00	0.03	(0.88)	(0.85)	(0.03)	$9.12	(8.50)%	1.15%(5)	0.49%(5)	66%	$458

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended June 30, 2012 (unaudited).
(4)	Per-share amount was less than $0.005.
(5)	Annualized.
(6)	May 2, 2011 (fund inception) through December 31, 2011.

See Notes to Financial Statements.

15

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;
•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;
•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;
•	the Advisor’s compliance policies, procedures, and regulatory experience;
•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•	data comparing services provided and charges to other investment management clients of the Advisor; and
•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund
•	portfolio research and security selection
•	initial capitalization/funding

16

•	securities trading
•	Fund administration
•	custody of Fund assets
•	daily valuation of the Fund’s portfolio
•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•	legal services
•	regulatory and portfolio compliance
•	financial reporting
•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.

17

Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other

18

funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

19

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75859   1208

SEMIANNUAL REPORT                      JUNE 30, 2012

VP Income & Growth Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVGIX	8.90%	4.90%	-1.71%	4.76%	4.43%	10/30/97
S&P 500 Index	—	9.49%	5.45%	0.22%	5.33%	4.61%(2)	—
Class II	AVPGX	8.77%	4.47%	-1.97%	4.50%	3.60%	5/1/02
Class III	AIGTX	8.90%	4.89%	-1.71%	4.76%	4.96%	6/26/02

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 10/31/97, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
0.70%	0.95%	0.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	3.6%
Exxon Mobil Corp.	3.4%
Microsoft Corp.	2.7%
Chevron Corp.	2.6%
International Business Machines Corp.	2.4%
AT&T, Inc.	2.2%
Philip Morris International, Inc.	2.1%
Pfizer, Inc.	2.0%
Wells Fargo & Co.	2.0%
Johnson & Johnson	1.9%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	10.8%
Pharmaceuticals	7.8%
Insurance	5.2%
Computers and Peripherals	4.9%
Software	4.6%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	92.2%
Foreign Common Stocks(1)	7.3%
Total Common Stocks	99.5%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	—(2)
(1)Includes depositary shares, dual listed securities and foreign ordinary shares. (2)Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 - 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,089.00	$3.64	0.70%
Class II	$1,000	$1,087.70	$4.93	0.95%
Class III	$1,000	$1,089.00	$3.64	0.70%
Hypothetical
Class I	$1,000	$1,021.38	$3.52	0.70%
Class II	$1,000	$1,020.14	$4.77	0.95%
Class III	$1,000	$1,021.38	$3.52	0.70%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Shares	Value
Common Stocks — 99.5%
AEROSPACE AND DEFENSE — 3.7%
General Dynamics Corp.	31,760	$2,094,890
L-3 Communications Holdings, Inc.	10,445	773,034
Northrop Grumman Corp.	40,496	2,583,240
Raytheon Co.	3,014	170,562
United Technologies Corp.	42,411	3,203,303
		8,825,029
AIR FREIGHT AND LOGISTICS — 1.9%
FedEx Corp.	26,976	2,471,271
United Parcel Service, Inc., Class B	28,226	2,223,080
		4,694,351
AUTOMOBILES — 0.7%
General Motors Co.(1)	80,439	1,586,257
BEVERAGES — 1.9%
Coca-Cola Co. (The)	16,474	1,288,102
Constellation Brands, Inc., Class A(1)	99,205	2,684,487
Dr Pepper Snapple Group, Inc.	10,758	470,663
PepsiCo, Inc.	2,232	157,713
		4,600,965
BIOTECHNOLOGY — 1.5%
Amgen, Inc.	43,631	3,186,808
Biogen Idec, Inc.(1)	1,062	153,332
Celgene Corp.(1)	4,292	275,375
		3,615,515
CAPITAL MARKETS — 0.2%
Bank of New York Mellon Corp. (The)	26,813	588,545
CHEMICALS — 2.8%
CF Industries Holdings, Inc.	12,644	2,449,649
Monsanto Co.	31,868	2,638,033
PPG Industries, Inc.	15,510	1,645,921
		6,733,603
COMMERCIAL BANKS — 3.9%
Bank of Montreal	18,974	1,048,503
BB&T Corp.	26,626	821,412
U.S. Bancorp	87,698	2,820,368
Wells Fargo & Co.	142,134	4,752,961
		9,443,244
COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.	19,698	338,215
Research In Motion Ltd.(1)	114,992	849,791
		1,188,006
COMPUTERS AND PERIPHERALS — 4.9%
Apple, Inc.(1)	14,957	8,734,888
Dell, Inc.(1)	8,584	107,472
Seagate Technology plc	53,900	1,332,947
Western Digital Corp.(1)	51,236	1,561,673
		11,736,980
CONSTRUCTION AND ENGINEERING — 0.9%
Chicago Bridge & Iron Co. NV New York Shares	28,078	1,065,841
URS Corp.	33,161	1,156,656
		2,222,497
CONSUMER FINANCE — 1.4%
American Express Co.	23,055	1,342,032
Cash America International, Inc.	43,881	1,932,519
		3,274,551
DIVERSIFIED CONSUMER SERVICES — 0.3%
H&R Block, Inc.	24,494	391,414
ITT Educational Services, Inc.(1)	4,151	252,173
		643,587
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Bank of America Corp.	34,457	281,858
JPMorgan Chase & Co.	127,466	4,554,360
NASDAQ OMX Group, Inc. (The)	7,073	160,345
		4,996,563
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	147,735	5,268,230
Verizon Communications, Inc.	100,887	4,483,418
		9,751,648
ELECTRIC UTILITIES — 1.3%
American Electric Power Co., Inc.	30,110	1,201,389
FirstEnergy Corp.	39,551	1,945,514
		3,146,903
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Molex, Inc.	19,116	457,637
TE Connectivity Ltd.	14,872	474,565
Tech Data Corp.(1)	5,123	246,775
		1,178,977
ENERGY EQUIPMENT AND SERVICES — 1.0%
Helix Energy Solutions Group, Inc.(1)	108,867	1,786,507
National Oilwell Varco, Inc.	11,174	720,053
		2,506,560

5

	Shares	Value
FOOD AND STAPLES RETAILING — 1.2%
CVS Caremark Corp.	22,001	$1,028,107
SUPERVALU, Inc.	299,597	1,551,912
Wal-Mart Stores, Inc.	5,049	352,016
		2,932,035
FOOD PRODUCTS — 3.4%
Archer-Daniels-Midland Co.	77,992	2,302,324
Bunge Ltd.	19,066	1,196,201
Campbell Soup Co.	18,898	630,815
ConAgra Foods, Inc.	75,144	1,948,484
Smithfield Foods, Inc.(1)	3,468	75,013
Tyson Foods, Inc., Class A	106,641	2,008,050
		8,160,887
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.8%
Becton, Dickinson and Co.	13,155	983,336
Covidien plc	4,004	214,214
Medtronic, Inc.	4,545	176,028
St. Jude Medical, Inc.	679	27,099
Zimmer Holdings, Inc.	8,584	552,466
		1,953,143
HEALTH CARE PROVIDERS AND SERVICES — 2.8%
Humana, Inc.	27,454	2,126,038
McKesson Corp.	7,846	735,563
UnitedHealth Group, Inc.	54,453	3,185,500
WellPoint, Inc.	12,591	803,180
		6,850,281
HOTELS, RESTAURANTS AND LEISURE — 0.5%
Brinker International, Inc.	14,762	470,465
McDonald’s Corp.	5,506	487,446
Yum! Brands, Inc.	4,073	262,383
		1,220,294
HOUSEHOLD DURABLES — 0.4%
Garmin Ltd.	26,786	1,025,636
HOUSEHOLD PRODUCTS — 1.3%
Kimberly-Clark Corp.	21,697	1,817,558
Procter & Gamble Co. (The)	23,310	1,427,737
		3,245,295
INDUSTRIAL CONGLOMERATES — 1.1%
General Electric Co.	111,391	2,321,389
Tyco International Ltd.	5,425	286,711
		2,608,100
INSURANCE — 5.2%
ACE Ltd.	30,755	2,279,868
Allied World Assurance Co. Holdings AG	24,873	1,976,657
American Financial Group, Inc.	37,759	1,481,286
Assured Guaranty Ltd.	7,932	111,841
Berkshire Hathaway, Inc., Class B(1)	9,435	786,219
CNA Financial Corp.	1,818	50,395
Everest Re Group Ltd.	8,302	859,174
Loews Corp.	6,108	249,878
Marsh & McLennan Cos., Inc.	4,647	149,773
Principal Financial Group, Inc.	86,618	2,271,990
Prudential Financial, Inc.	47,105	2,281,295
		12,498,376
INTERNET SOFTWARE AND SERVICES — 1.8%
AOL, Inc.(1)	24,761	695,289
Google, Inc., Class A(1)	6,218	3,606,875
		4,302,164
IT SERVICES — 4.5%
Accenture plc, Class A	32,779	1,969,690
Computer Sciences Corp.	54,100	1,342,762
International Business Machines Corp.	29,691	5,806,966
SAIC, Inc.	78,375	949,905
Visa, Inc., Class A	5,836	721,505
		10,790,828
MACHINERY — 1.9%
Cummins, Inc.	23,181	2,246,471
Parker-Hannifin Corp.	26,922	2,069,763
Sauer-Danfoss, Inc.	7,743	270,463
		4,586,697
MEDIA — 3.8%
CBS Corp., Class B	72,828	2,387,302
Comcast Corp., Class A	118,822	3,798,739
Regal Entertainment Group Class A	113,590	1,562,998
Time Warner, Inc.	39,213	1,509,701
		9,258,740
METALS AND MINING — 1.7%
Coeur d’Alene Mines Corp.(1)	50,212	881,723
Freeport-McMoRan Copper & Gold, Inc.	42,514	1,448,452
Teck Resources Ltd.	59,926	1,854,110
		4,184,285
MULTI-UTILITIES — 1.4%
Ameren Corp.	17,399	583,563
Consolidated Edison, Inc.	11,291	702,187
Public Service Enterprise Group, Inc.	66,302	2,154,815
		3,440,565
MULTILINE RETAIL — 1.4%
Dillard’s, Inc., Class A	23,328	1,485,527
Macy’s, Inc.	57,434	1,972,858
		3,458,385

6

	Shares	Value
OIL, GAS AND CONSUMABLE FUELS — 10.8%
Apache Corp.	3,510	$308,494
Chevron Corp.	58,869	6,210,679
ConocoPhillips	60,595	3,386,049
Energy XXI Bermuda Ltd.	52,317	1,636,999
Exxon Mobil Corp.	95,844	8,201,371
Marathon Oil Corp.	25,558	653,518
Marathon Petroleum Corp.	37,188	1,670,485
Occidental Petroleum Corp.	20,086	1,722,776
Phillips 66(1)	11,599	385,551
Suncor Energy, Inc.	4,499	130,246
Valero Energy Corp.	69,746	1,684,366
		25,990,534
PAPER AND FOREST PRODUCTS — 0.2%
Domtar Corp.	6,747	517,562
PERSONAL PRODUCTS†
Nu Skin Enterprises, Inc., Class A	1,156	54,216
PHARMACEUTICALS — 7.8%
Abbott Laboratories	66,097	4,261,274
Eli Lilly & Co.	71,470	3,066,778
Johnson & Johnson	67,424	4,555,165
Merck & Co., Inc.	52,079	2,174,298
Pfizer, Inc.	207,430	4,770,890
		18,828,405
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Tower Corp.	4,981	348,222
Entertainment Properties Trust	6,102	250,853
Post Properties, Inc.	6,946	340,007
Public Storage	3,415	493,160
Simon Property Group, Inc.	7,704	1,199,204
		2,631,446
ROAD AND RAIL†
Norfolk Southern Corp.	597	42,847
Union Pacific Corp.	434	51,780
		94,627
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Applied Materials, Inc.	72,636	832,409
Intel Corp.	170,469	4,542,999
KLA-Tencor Corp.	8,169	402,323
Lam Research Corp.(1)	15,542	586,555
		6,364,286
SOFTWARE — 4.6%
Activision Blizzard, Inc.	137,582	1,649,608
Microsoft Corp.	209,648	6,413,132
Oracle Corp.	45,272	1,344,579
Symantec Corp.(1)	101,820	1,487,590
Synopsys, Inc.(1)	4,790	140,970
		11,035,879
SPECIALTY RETAIL — 3.6%
Best Buy Co., Inc.	95,897	2,010,001
Foot Locker, Inc.	49,128	1,502,334
GameStop Corp., Class A	69,851	1,282,464
Home Depot, Inc. (The)	69,020	3,657,370
PetSmart, Inc.	2,900	197,722
		8,649,891
TOBACCO — 2.1%
Philip Morris International, Inc.	57,522	5,019,370
TOTAL COMMON STOCKS (Cost $188,554,260)		240,435,708
Temporary Cash Investments — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% – 4.00%, 2/15/15 – 6/30/16, valued at $379,469), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $372,241)		372,238
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $380,648), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $372,242)		372,239
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $94,794), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $93,060)		93,060
SSgA U.S. Government Money Market Fund	320,633	320,633
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,158,170)		1,158,170
TOTAL INVESTMENT SECURITIES — 100.0%(Cost $189,712,430)		241,593,878
OTHER ASSETS AND LIABILITIES†		25,718
TOTAL NET ASSETS — 100.0%		$241,619,596

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $189,712,430)	$241,593,878
Cash	12,054
Receivable for capital shares sold	25,165
Dividends and interest receivable	255,897
241,886,994

Liabilities
Payable for capital shares redeemed	129,951
Accrued management fees	134,729
Distribution fees payable	2,718
267,398

Net Assets	$241,619,596

Net Assets Consist of:
Capital (par value and paid-in surplus)	$251,017,139
Undistributed net investment income	58,911
Accumulated net realized loss	(61,338,035)
Net unrealized appreciation	51,881,581
$241,619,596

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$223,683,334	33,728,380	$6.63
Class II, $0.01 Par Value	$13,557,568	2,043,608	$6.63
Class III, $0.01 Par Value	$4,378,694	660,114	$6.63

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,132)	$2,950,803
Interest	472
2,951,275

Expenses:
Management fees	854,495
Distribution fees — Class II	17,368
Directors’ fees and expenses	4,257
Other expenses	124
876,244

Net investment income (loss)	2,075,031

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,589,496
Foreign currency transactions	(140)
8,589,356

Change in net unrealized appreciation (depreciation) on:
Investments	10,174,447
Translation of assets and liabilities in foreign currencies	133
10,174,580

Net realized and unrealized gain (loss)	18,763,936

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,838,967

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011
Operations
Net investment income (loss)	$2,075,031	$3,911,536
Net realized gain (loss)	8,589,356	15,185,042
Change in net unrealized appreciation (depreciation)	10,174,580	(10,902,551)
Net increase (decrease) in net assets resulting from operations	20,838,967	8,194,027

Distributions to Shareholders
From net investment income:
Class I	(1,952,122)	(3,542,096)
Class II	(103,220)	(178,264)
Class III	(41,818)	(67,504)
Decrease in net assets from distributions	(2,097,160)	(3,787,864)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(12,359,328)	(28,446,866)

Redemption Fees
Increase in net assets from redemption fees	2,287	1,903

Net increase (decrease) in net assets	6,384,766	(24,038,800)

Net Assets
Beginning of period	235,234,830	259,273,630
End of period	$241,619,596	$235,234,830

Undistributed net investment income	$58,911	$81,040

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. Income is a secondary objective. The fund pursues its objectives by investing primarily in common stocks of large capitalization, publicly-traded U.S. companies.

The fund offers Class I, Class II, and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption —The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.65% to 0.70% for Class I, Class II and Class III. The effective annual management fee for each class for the six months ended June 30, 2012 was 0.70%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 were $59,990,194 and $71,757,478, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2012		Year ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	1,441,754	$9,476,371	2,320,658	$14,227,709
Issued in reinvestment of distributions	289,076	1,952,122	580,469	3,542,096
Redeemed	(3,438,666)	(22,684,901)	(7,200,845)	(44,482,363)
	(1,707,836)	(11,256,408)	(4,299,718)	(26,712,558)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	221,962	1,465,664	409,771	2,522,796
Issued in reinvestment of distributions	15,257	103,220	29,170	178,264
Redeemed	(355,800)	(2,358,318)	(670,661)	(4,162,510)
	(118,581)	(789,434)	(231,720)	(1,461,450)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	242,852	1,574,605	207,426	1,293,946
Issued in reinvestment of distributions	6,174	41,818	11,041	67,504
Redeemed	(291,320)	(1,929,909)	(268,635)	(1,634,308)
	(42,294)	(313,486)	(50,168)	(272,858)
Net increase (decrease)	(1,868,711)	$(12,359,328)	(4,581,606)	$(28,446,866)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$222,801,353	—	—
Foreign Common Stocks	17,634,355	—	—
Temporary Cash Investments	320,633	$837,537	—
Total Value of Investment Securities	$240,756,341	$837,537	—

14

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$192,643,250
Gross tax appreciation of investments	$55,039,747
Gross tax depreciation of investments	(6,089,119)
Net tax appreciation (depreciation) of investments	$48,950,628

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2011, the fund had accumulated capital losses of $(65,538,938), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(12,919,697) and $(52,619,241) expire in 2016 and 2017, respectively.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(3)	$6.14	0.06	0.49	0.55	(0.06)	—	(0.06)	$6.63	8.90%	0.70%(4)	1.72%(4)	25%	$223,683
2011	$6.05	0.10	0.09	0.19	(0.10)	—	(0.10)	$6.14	3.11%	0.70%	1.61%	54%	$217,635
2010	$5.38	0.08	0.67	0.75	(0.08)	—	(0.08)	$6.05	14.15%	0.71%	1.48%	55%	$240,243
2009	$4.82	0.09	0.70	0.79	(0.23)	—	(0.23)	$5.38	18.10%	0.70%	1.98%	46%	$243,409
2008	$8.46	0.12	(2.77)	(2.65)	(0.14)	(0.85)	(0.99)	$4.82	(34.59)%	0.70%	1.86%	57%	$245,028
2007	$8.63	0.12	(0.13)	(0.01)	(0.16)	—	(0.16)	$8.46	(0.07)%	0.71%	1.39%	54%	$481,304
Class II
2012(3)	$6.14	0.05	0.49	0.54	(0.05)	—	(0.05)	$6.63	8.77%	0.95%(4)	1.47%(4)	25%	$13,558
2011	$6.05	0.08	0.09	0.17	(0.08)	—	(0.08)	$6.14	2.86%	0.95%	1.36%	54%	$13,285
2010	$5.38	0.07	0.67	0.74	(0.07)	—	(0.07)	$6.05	13.86%	0.96%	1.23%	55%	$14,480
2009	$4.81	0.08	0.70	0.78	(0.21)	—	(0.21)	$5.38	17.77%	0.95%	1.73%	46%	$14,511
2008	$8.44	0.10	(2.76)	(2.66)	(0.12)	(0.85)	(0.97)	$4.81	(34.73)%	0.95%	1.61%	57%	$14,261
2007	$8.62	0.10	(0.14)	(0.04)	(0.14)	—	(0.14)	$8.44	(0.43)%	0.96%	1.14%	54%	$25,158

16

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2012(3)	$6.14	0.06	0.49	0.55	(0.06)	—	(0.06)	$6.63	8.90%	0.70%(4)	1.72%(4)	25%	$4,379
2011	$6.05	0.10	0.09	0.19	(0.10)	—	(0.10)	$6.14	3.11%	0.70%	1.61%	54%	$4,315
2010	$5.38	0.08	0.67	0.75	(0.08)	—	(0.08)	$6.05	14.15%	0.71%	1.48%	55%	$4,551
2009	$4.82	0.09	0.70	0.79	(0.23)	—	(0.23)	$5.38	18.10%	0.70%	1.98%	46%	$3,451
2008	$8.46	0.12	(2.77)	(2.65)	(0.14)	(0.85)	(0.99)	$4.82	(34.59)%	0.70%	1.86%	57%	$3,131
2007	$8.63	0.12	(0.13)	(0.01)	(0.16)	—	(0.16)	$8.46	(0.07)%	0.71%	1.39%	54%	$7,222

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended June 30, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

18

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different

19

time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

20

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

21

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75849   1208

SEMIANNUAL REPORT                     JUNE 30, 2012

VP International Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	17
Approval of Management Agreement	19
Additional Information	24

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVIIX	4.88%	-13.22%	-3.96%	4.40%	5.03%	5/1/94
MSCI EAFE Index	—	2.96%	-13.83%	-6.10%	5.14%	3.89%(2)	—
MSCI EAFE Growth Index	—	3.86%	-12.56%	-4.60%	4.91%	2.81%(2)	—
Class II	ANVPX	4.73%	-13.37%	-4.11%	4.23%	2.67%	8/15/01
Class III	AIVPX	4.88%	-13.22%	-3.96%	4.40%	4.05%	5/2/02
Class IV	AVPLX	4.73%	-13.47%	-4.11%	—	4.62%	5/3/04

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/94, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III	Class IV
1.43%	1.58%	1.43%	1.58%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2012
Top Ten Holdings	% of net assets
Nestle SA	2.6%
Syngenta AG	1.8%
Pernod-Ricard SA	1.8%
BHP Billiton Ltd.	1.7%
Novo Nordisk A/S B Shares	1.7%
Saipem SpA	1.6%
Toyota Motor Corp.	1.6%
Sanofi	1.5%
British American Tobacco plc	1.4%
Muenchener Rueckversicherungs AG	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	99.3%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.3)%

Investments by Country	% of net assets
United Kingdom	18.5%
Japan	14.6%
France	11.0%
Germany	8.3%
Switzerland	8.0%
Italy	3.5%
Netherlands	3.4%
Australia	2.9%
Spain	2.9%
South Korea	2.5%
Sweden	2.2%
Belgium	2.1%
Denmark	2.1%
Other Countries	17.3%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 – 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,048.80	$7.34	1.44%
Class II	$1,000	$1,047.30	$8.09	1.59%
Class III	$1,000	$1,048.80	$7.34	1.44%
Class IV	$1,000	$1,047.30	$8.09	1.59%
Hypothetical
Class I	$1,000	$1,017.70	$7.22	1.44%
Class II	$1,000	$1,016.96	$7.97	1.59%
Class III	$1,000	$1,017.70	$7.22	1.44%
Class IV	$1,000	$1,016.96	$7.97	1.59%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Shares	Value
Common Stocks — 99.3%
AUSTRALIA — 2.9%
BHP Billiton Ltd.	126,680	$4,129,330
Commonwealth Bank of Australia	52,294	2,861,860
		6,991,190
BELGIUM — 2.1%
Anheuser-Busch InBev NV	38,614	3,001,958
Umicore SA	45,145	2,086,946
		5,088,904
BRAZIL — 0.6%
BR Malls Participacoes SA	62,000	702,265
Itau Unibanco Holding SA Preference Shares	58,900	823,163
		1,525,428
CANADA — 0.9%
Bank of Nova Scotia	24,350	1,261,388
Canadian National Railway Co.	11,209	947,937
		2,209,325
DENMARK — 2.1%
Christian Hansen Holding A/S	36,980	950,236
Novo Nordisk A/S B Shares	27,604	3,993,500
		4,943,736
FINLAND — 0.3%
Kone Oyj	12,152	735,869
FRANCE — 11.0%
Air Liquide SA	5,304	606,834
BNP Paribas SA	46,752	1,804,804
Cie Generale d’Optique Essilor International SA	19,348	1,797,313
Danone SA	35,194	2,184,926
Eutelsat Communications SA	18,802	578,101
Iliad SA	4,157	601,467
L’Oreal SA	22,292	2,611,354
LVMH Moet Hennessy Louis Vuitton SA	11,021	1,679,802
Pernod-Ricard SA	39,322	4,206,528
Sanofi	46,070	3,493,536
Schneider Electric SA	22,788	1,269,718
Technip SA	26,622	2,778,139
Zodiac Aerospace	23,551	2,396,389
		26,008,911
GERMANY — 8.3%
adidas AG	17,250	1,237,219
BASF SE	35,803	2,487,901
Bayerische Motoren Werke AG	23,433	1,697,906
Deutsche Post AG	53,865	954,009
E.ON AG	66,242	1,426,882
Fresenius Medical Care AG & Co. KGaA	18,723	1,325,244
HeidelbergCement AG	23,532	1,129,684
Hugo Boss AG	17,055	1,686,929
Kabel Deutschland Holding AG(1)	40,251	2,504,930
Muenchener Rueckversicherungs AG	23,591	3,328,450
SAP AG	33,692	1,989,631
		19,768,785
HONG KONG — 1.5%
AIA Group Ltd.	407,600	1,405,383
China Unicom Ltd. ADR	75,798	951,265
Link Real Estate Investment Trust (The)	279,000	1,140,673
		3,497,321
INDIA — 0.4%
HDFC Bank Ltd. ADR	27,649	901,357
INDONESIA — 0.8%
PT Bank Mandiri (Persero) Tbk	2,316,225	1,792,881
IRELAND — 1.1%
Experian plc	98,149	1,386,470
Shire plc	38,531	1,107,409
		2,493,879
ISRAEL — 0.1%
Check Point Software Technologies Ltd.(1)	4,653	230,742
ITALY — 3.5%
ENI SpA	84,263	1,798,287
Pirelli & C SpA	114,999	1,213,077
Prada SpA	231,600	1,573,961
Saipem SpA	85,682	3,815,897
		8,401,222
JAPAN — 14.6%
Daito Trust Construction Co. Ltd.	16,800	1,593,668
FANUC Corp.	10,700	1,757,980
Fast Retailing Co. Ltd.	8,500	1,706,353
Hitachi Ltd.	215,000	1,322,276
Japan Tobacco, Inc.	107,600	3,188,571
Komatsu Ltd.	53,300	1,277,492
Lawson, Inc.	30,800	2,154,848
Mitsubishi Corp.	153,200	3,093,659
Mitsubishi Estate Co. Ltd.	78,000	1,399,252
Mitsubishi Heavy Industries Ltd.	404,000	1,640,451

6

Shares	Value
Murata Manufacturing Co. Ltd.	41,300	$2,166,526
Nitori Holdings Co. Ltd.	9,650	913,777
ORIX Corp.	35,130	3,269,841
Rakuten, Inc.	221,830	2,297,230
SOFTBANK CORP.	28,000	1,041,016
Toyota Motor Corp.	92,300	3,720,205
Unicharm Corp.	39,100	2,227,410
		34,770,555
MACAU — 0.4%
Sands China Ltd.	272,000	871,311
MEXICO — 0.5%
Coca-Cola Femsa SAB de CV ADR	8,264	1,081,592
NETHERLANDS — 3.4%
ASML Holding NV	42,550	2,168,233
European Aeronautic Defence and Space Co. NV	79,980	2,836,299
Gemalto NV	20,857	1,499,957
Koninklijke Vopak NV	24,573	1,575,779
		8,080,268
NORWAY — 1.8%
Statoil ASA	130,227	3,113,992
Telenor ASA	70,850	1,181,604
		4,295,596
PEOPLE’S REPUBLIC OF CHINA — 1.2%
Baidu, Inc. ADR(1)	13,993	1,608,915
Lenovo Group Ltd.	940,000	802,017
Tencent Holdings Ltd.	12,300	363,225
		2,774,157
PERU — 0.5%
Credicorp Ltd.	8,920	1,122,939
PORTUGAL — 0.8%
Jeronimo Martins SGPS SA	108,800	1,835,956
RUSSIAN FEDERATION — 1.5%
Magnit OJSC GDR(1)	61,010	1,839,661
Sberbank of Russia	637,520	1,718,330
		3,557,991
SINGAPORE — 1.2%
DBS Group Holdings Ltd.	149,000	1,644,661
Keppel Corp. Ltd.	148,000	1,212,726
		2,857,387
SOUTH KOREA — 2.5%
Hyundai Motor Co.	12,768	2,619,320
Samsung Electronics Co. Ltd.	3,125	3,313,197
		5,932,517
SPAIN — 2.9%
Banco Bilbao Vizcaya Argentaria SA	238,138	1,716,345
Grifols SA(1)	115,085	2,919,102
Inditex SA	22,030	2,278,555
		6,914,002
SWEDEN — 2.2%
Atlas Copco AB A Shares	61,354	1,324,715
Elekta AB B Shares	33,029	1,506,250
Swedbank AB A Shares	104,108	1,646,335
Volvo AB B Shares	62,104	711,443
		5,188,743
SWITZERLAND — 8.0%
Adecco SA(1)	22,936	1,020,691
Nestle SA	103,376	6,166,525
Roche Holding AG	18,123	3,128,527
SGS SA	710	1,330,392
Syngenta AG	12,420	4,239,979
UBS AG(1)	113,966	1,332,764
Zurich Financial Services AG(1)	8,160	1,841,056
		19,059,934
TAIWAN (REPUBLIC OF CHINA) — 1.9%
Hon Hai Precision Industry Co. Ltd.	774,000	2,333,882
Taiwan Semiconductor Manufacturing Co. Ltd. ADR(1)	157,210	2,194,651
		4,528,533
THAILAND — 1.1%
Kasikornbank PCL NVDR	529,200	2,713,502
TURKEY — 0.7%
Turkiye Garanti Bankasi AS	418,859	1,651,370
UNITED KINGDOM — 18.5%
Admiral Group plc	57,619	1,077,700
Aegis Group plc	453,450	1,151,182
Aggreko plc	47,143	1,533,523
Antofagasta plc	67,504	1,158,538
ARM Holdings plc	86,529	689,065
BG Group plc	161,179	3,298,985
British American Tobacco plc	67,603	3,440,879
Burberry Group plc	78,251	1,632,253
Capita Group plc (The)	129,604	1,332,680
Carnival plc	16,819	575,551
Compass Group plc	115,926	1,215,975
GlaxoSmithKline plc	112,823	2,558,357

7

	Shares	Value
HSBC Holdings plc (Hong Kong)	303,833	2,723,862
Intercontinental Hotels Group plc	90,965	2,198,401
Kingfisher plc	281,151	1,271,229
Lloyds Banking Group plc(1)	3,514,400	1,728,628
Petrofac Ltd.	110,262	2,410,504
Reckitt Benckiser Group plc	27,979	1,475,661
Rio Tinto plc	67,117	3,205,462
Standard Chartered plc	94,661	2,063,690
Vodafone Group plc	842,075	2,365,924
Whitbread plc	64,251	2,050,316
Wolseley plc	77,500	2,895,583
		44,053,948
TOTAL COMMON STOCKS (Cost $198,518,879)		235,879,851
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $785,503), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $770,542)		770,536
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $787,944), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $770,542)		770,536
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $196,224), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $192,635)		192,634
SSgA U.S. Government Money Market Fund	688,664	688,664
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,422,370)		2,422,370
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $200,941,249)		238,302,221
OTHER ASSETS AND LIABILITIES — (0.3)%		(685,904)
TOTAL NET ASSETS — 100.0%		$237,616,317

Market Sector Diversification
(as a % of net assets)
Financials	19.2%
Consumer Discretionary	15.5%
Consumer Staples	14.8%
Industrials	13.0%
Health Care	9.3%
Information Technology	8.7%
Materials	8.5%
Energy	7.2%
Telecommunication Services	2.5%
Utilities	0.6%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non-Voting Depositary Receipt
OJSC = Open Joint Stock Company
(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $200,941,249)	$238,302,221
Foreign currency holdings, at value (cost of $340,006)	339,736
Receivable for investments sold	1,130,607
Receivable for capital shares sold	10,099
Dividends and interest receivable	1,324,608
Other assets	13,407
241,120,678

Liabilities
Payable for investments purchased	2,797,086
Payable for capital shares redeemed	429,511
Accrued management fees	266,756
Distribution fees payable	11,008
3,504,361

Net Assets	$237,616,317

Net Assets Consist of:
Capital (par value and paid-in surplus)	$282,796,262
Undistributed net investment income	2,013,979
Accumulated net realized loss	(84,650,501)
Net unrealized appreciation	37,456,577
$237,616,317

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$181,255,262	23,452,329	$7.73
Class II, $0.01 Par Value	$54,237,353	7,023,865	$7.72
Class III, $0.01 Par Value	$781,696	101,148	$7.73
Class IV, $0.01 Par Value	$1,342,006	173,720	$7.73

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $502,053)	$4,531,423
Interest	219
4,531,642

Expenses:
Management fees	1,751,121
Distribution fees:
Class II	72,079
Class IV	1,811
Directors’ fees and expenses	5,112
Other expenses	6,060
1,836,183

Net investment income (loss)	2,695,459

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,687,430
Foreign currency transactions	(67,390)
7,620,040

Change in net unrealized appreciation (depreciation) on:
Investments	1,930,873
Translation of assets and liabilities in foreign currencies	(1,429)
1,929,444

Net realized and unrealized gain (loss)	9,549,484

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,244,943

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011
Operations
Net investment income (loss)	$2,695,459	$2,621,414
Net realized gain (loss)	7,620,040	18,285,965
Change in net unrealized appreciation (depreciation)	1,929,444	(54,887,052)
Net increase (decrease) in net assets resulting from operations	12,244,943	(33,979,673)

Distributions to Shareholders
From net investment income:
Class I	(1,629,456)	(3,283,610)
Class II	(404,511)	(880,827)
Class III	(7,187)	(14,691)
Class IV	(10,332)	(19,719)
Decrease in net assets from distributions	(2,051,486)	(4,198,847)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(17,061,455)	(42,675,419)

Redemption Fees
Increase in net assets from redemption fees	3	29

Net increase (decrease) in net assets	(6,867,995)	(80,853,910)

Net Assets
Beginning of period	244,484,312	325,338,222
End of period	$237,616,317	$244,484,312

Undistributed net investment income	$2,013,979	$1,370,006

See Notes to Financial Statements.

11

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of companies located in at least three developed countries (excluding the United States) that management believes will increase in value over time.

The fund offers Class I, Class II, Class III and Class IV. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II and Class IV are charged a lower unified management fee because they have separate arrangements for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

12

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

13

Redemption —The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for each class ranges from 1.00% to 1.50% for Class I and Class III and from 0.90% to 1.40% for Class II and Class IV. The effective annual management fee for each class for the six months ended June 30, 2012 was 1.43%, 1.33%, 1.43% and 1.33% for Class I, Class II, Class III and Class IV, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan for Class II and a separate Master Distribution Plan for Class IV (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that Class II and Class IV will each pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plans during the six months ended June 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 were $112,597,507 and $130,412,120, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2012		Year ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	905,977	$7,099,263	2,979,959	$24,900,345
Issued in reinvestment of distributions	195,378	1,629,456	379,170	3,283,610
Redeemed	(2,641,404)	(20,802,668)	(7,076,962)	(59,677,301)
	(1,540,049)	(12,073,949)	(3,717,833)	(31,493,346)
Class II/Shares Authorized	100,000,000		100,000,000
Sold	144,265	1,137,484	456,991	3,838,368
Issued in reinvestment of distributions	48,503	404,511	101,830	880,827
Redeemed	(789,306)	(6,231,285)	(1,891,082)	(15,678,778)
	(596,538)	(4,689,290)	(1,332,261)	(10,959,583)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	1,194	9,306	12,702	108,223
Issued in reinvestment of distributions	862	7,187	1,696	14,691
Redeemed	(15,242)	(121,973)	(27,210)	(220,027)
	(13,186)	(105,480)	(12,812)	(97,113)
Class IV/Shares Authorized	50,000,000		50,000,000
Sold	5,031	39,978	28,710	229,490
Issued in reinvestment of distributions	1,239	10,332	2,277	19,719
Redeemed	(30,317)	(243,046)	(44,963)	(374,586)
	(24,047)	(192,736)	(13,976)	(125,377)
Net increase (decrease)	(2,173,820)	$(17,061,455)	(5,076,882)	$(42,675,419)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$8,091,461	$227,788,390	—
Temporary Cash Investments	688,664	1,733,706	—
Total Value of Investment Securities	$8,780,125	$229,522,096	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$203,075,526
Gross tax appreciation of investments	$42,318,960
Gross tax depreciation of investments	(7,092,265)
Net tax appreciation (depreciation) of investments	$35,226,695

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2011, the fund had accumulated capital losses of $(84,450,606), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(5,932,201) and $(78,518,405) expire in 2016 and 2017, respectively.

The fund has elected to treat $(5,078,886) of net capital losses incurred in the two-month period ended December 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(3)	$7.43	0.09	0.28	0.37	(0.07)	—	(0.07)	$7.73	4.88%	1.44%(4)	2.19%(4)	45%	$181,255
2011	$8.56	0.08	(1.09)	(1.01)	(0.12)	—	(0.12)	$7.43	(12.04)%	1.43%	0.92%	93%	$185,654
2010	$7.73	0.06	0.95	1.01	(0.18)	—	(0.18)	$8.56	13.29%	1.41%	0.80%	111%	$245,893
2009	$5.94	0.08	1.84	1.92	(0.13)	—	(0.13)	$7.73	33.76%	1.37%	1.30%	126%	$258,873
2008	$11.86	0.13	(5.06)	(4.93)	(0.08)	(0.91)	(0.99)	$5.94	(44.82)%	1.24%	1.45%	116%	$310,899
2007	$10.12	0.11	1.70	1.81	(0.07)	—	(0.07)	$11.86	18.06%	1.20%	1.00%	101%	$702,517
Class II
2012(3)	$7.42	0.08	0.27	0.35	(0.05)	—	(0.05)	$7.72	4.73%	1.59%(4)	2.04%(4)	45%	$54,237
2011	$8.55	0.06	(1.09)	(1.03)	(0.10)	—	(0.10)	$7.42	(12.19)%	1.58%	0.77%	93%	$56,514
2010	$7.72	0.05	0.94	0.99	(0.16)	—	(0.16)	$8.55	13.14%	1.56%	0.65%	111%	$76,546
2009	$5.93	0.07	1.84	1.91	(0.12)	—	(0.12)	$7.72	33.63%	1.52%	1.15%	126%	$80,128
2008	$11.84	0.11	(5.05)	(4.94)	(0.06)	(0.91)	(0.97)	$5.93	(44.90)%	1.39%	1.30%	116%	$75,869
2007	$10.10	0.09	1.71	1.80	(0.06)	—	(0.06)	$11.84	17.92%	1.35%	0.85%	101%	$175,972

17

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2012(3)	$7.43	0.08	0.29	0.37	(0.07)	—	(0.07)	$7.73	4.88%	1.44%(4)	2.19%(4)	45%	$782
2011	$8.56	0.08	(1.09)	(1.01)	(0.12)	—	(0.12)	$7.43	(12.04)%	1.43%	0.92%	93%	$849
2010	$7.73	0.06	0.95	1.01	(0.18)	—	(0.18)	$8.56	13.29%	1.41%	0.80%	111%	$1,089
2009	$5.94	0.11	1.81	1.92	(0.13)	—	(0.13)	$7.73	33.76%	1.37%	1.30%	126%	$1,237
2008	$11.86	0.13	(5.06)	(4.93)	(0.08)	(0.91)	(0.99)	$5.94	(44.82)%	1.24%	1.45%	116%	$57,369
2007	$10.12	0.11	1.70	1.81	(0.07)	—	(0.07)	$11.86	18.06%	1.20%	1.00%	101%	$128,447
Class IV
2012(3)	$7.42	0.08	0.28	0.36	(0.05)	—	(0.05)	$7.73	4.73%	1.59%(4)	2.04%(4)	45%	$1,342
2011	$8.55	0.06	(1.09)	(1.03)	(0.10)	—	(0.10)	$7.42	(12.19)%	1.58%	0.77%	93%	$1,467
2010	$7.72	0.05	0.94	0.99	(0.16)	—	(0.16)	$8.55	13.14%	1.56%	0.65%	111%	$1,811
2009	$5.93	0.09	1.82	1.91	(0.12)	—	(0.12)	$7.72	33.63%	1.52%	1.15%	126%	$1,915
2008	$11.85	0.12	(5.07)	(4.95)	(0.06)	(0.91)	(0.97)	$5.93	(44.95)%	1.39%	1.30%	116%	$10,874
2007	$10.10	0.09	1.72	1.81	(0.06)	—	(0.06)	$11.85	17.90%	1.35%	0.85%	101%	$23,306

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended June 30, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

18

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

19

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different

20

time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

21

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

22

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

23

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75852   1208

SEMIANNUAL REPORT                     JUNE 30, 2012

VP Large Company Value Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Class II	AVVTX	8.01%	4.05%	-3.35%	2.69%(2)	10/29/04
Russell 1000 Value Index	—	8.68%	3.01%	-2.19%	4.00%	—
S&P 500 Index	—	9.49%	5.45%	0.22%	4.61%	—
Class I	AVVIX	7.96%	4.26%	-3.20%	1.96%(2)	12/1/04

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if a portion of the management fee had not been reimbursed and/or waived.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
0.91%	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2012
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	7.2%
General Electric Co.	4.1%
Chevron Corp.	4.1%
Wells Fargo & Co.	3.5%
Pfizer, Inc.	3.4%
JPMorgan Chase & Co.	3.0%
AT&T, Inc.	2.8%
Procter & Gamble Co. (The)	2.8%
Johnson & Johnson	2.8%
Merck & Co., Inc.	2.6%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	15.4%
Pharmaceuticals	9.3%
Insurance	8.0%
Commercial Banks	6.4%
Diversified Financial Services	5.3%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 – 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,079.60	$4.71	0.91%
Class II	$1,000	$1,080.10	$5.48	1.06%
Hypothetical
Class I	$1,000	$1,020.34	$4.57	0.91%
Class II	$1,000	$1,019.59	$5.32	1.06%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Shares	Value
Common Stocks — 98.7%
AEROSPACE AND DEFENSE — 1.3%
Honeywell International, Inc.	420	$23,453
Northrop Grumman Corp.	610	38,912
Raytheon Co.	1,080	61,117
		123,482
AIRLINES — 0.6%
Southwest Airlines Co.	6,460	59,561
AUTOMOBILES — 1.2%
Ford Motor Co.	12,070	115,751
BEVERAGES — 0.9%
PepsiCo, Inc.	1,250	88,325
BIOTECHNOLOGY — 0.8%
Amgen, Inc.	660	48,206
Gilead Sciences, Inc.(1)	560	28,717
		76,923
CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	1,780	93,023
Bank of New York Mellon Corp. (The)	3,050	66,948
BlackRock, Inc.	410	69,626
Goldman Sachs Group, Inc. (The)	1,050	100,653
Morgan Stanley	1,890	27,575
		357,825
CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	1,300	65,741
COMMERCIAL BANKS — 6.4%
PNC Financial Services Group, Inc.	2,210	135,053
U.S. Bancorp	4,660	149,866
Wells Fargo & Co.	9,990	334,065
		618,984
COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Avery Dennison Corp.	1,070	29,254
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	12,420	213,251
COMPUTERS AND PERIPHERALS — 1.0%
Hewlett-Packard Co.	4,780	96,126
DIVERSIFIED FINANCIAL SERVICES — 5.3%
Bank of America Corp.	8,790	71,902
Citigroup, Inc.	5,700	156,237
JPMorgan Chase & Co.	8,050	287,627
		515,766
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	7,700	274,582
CenturyLink, Inc.	1,690	66,738
Verizon Communications, Inc.	410	18,221
		359,541
ELECTRIC UTILITIES — 3.4%
American Electric Power Co., Inc.	1,480	59,052
Exelon Corp.	1,180	44,392
NV Energy, Inc.	2,300	40,434
Pinnacle West Capital Corp.	1,260	65,192
PPL Corp.	1,940	53,951
Xcel Energy, Inc.	2,160	61,366
		324,387
ENERGY EQUIPMENT AND SERVICES — 2.1%
Baker Hughes, Inc.	2,160	88,776
National Oilwell Varco, Inc.	840	54,130
Schlumberger Ltd.	1,000	64,910
		207,816
FOOD AND STAPLES RETAILING — 2.8%
CVS Caremark Corp.	2,210	103,273
Kroger Co. (The)	3,450	80,006
Wal-Mart Stores, Inc.	1,210	84,361
		267,640
FOOD PRODUCTS — 0.6%
Kraft Foods, Inc., Class A	1,570	60,633
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.4%
Medtronic, Inc.	3,580	138,653
HEALTH CARE PROVIDERS AND SERVICES — 1.9%
Aetna, Inc.	1,420	55,053
Quest Diagnostics, Inc.	770	46,123
WellPoint, Inc.	1,250	79,738
		180,914
HOTELS, RESTAURANTS AND LEISURE — 0.4%
Carnival Corp.	1,070	36,669
HOUSEHOLD PRODUCTS — 2.8%
Procter & Gamble Co. (The)	4,460	273,175
INDUSTRIAL CONGLOMERATES — 4.7%
General Electric Co.	19,190	399,920
Tyco International Ltd.	1,060	56,021
		455,941
INSURANCE — 8.0%
Allstate Corp. (The)	2,590	90,883
American International Group, Inc.(1)	850	27,276
Berkshire Hathaway, Inc., Class B(1)	1,600	133,328
Chubb Corp. (The)	550	40,051
Loews Corp.	1,920	78,547
MetLife, Inc.	4,010	123,708

5

	Shares	Value
Principal Financial Group, Inc.	2,260	$59,280
Prudential Financial, Inc.	1,820	88,143
Torchmark Corp.	440	22,242
Travelers Cos., Inc. (The)	1,670	106,613
		770,071
IT SERVICES — 0.4%
Fiserv, Inc.(1)	490	35,388
MACHINERY — 1.4%
Dover Corp.	930	49,857
Ingersoll-Rand plc	880	37,119
PACCAR, Inc.	1,220	47,812
		134,788
MEDIA — 3.8%
CBS Corp., Class B	1,490	48,842
Comcast Corp., Class A	4,500	143,865
Time Warner Cable, Inc.	590	48,439
Time Warner, Inc.	3,390	130,515
		371,661
METALS AND MINING — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	2,500	85,175
Nucor Corp.	1,950	73,905
		159,080
MULTI-UTILITIES — 0.8%
PG&E Corp.	1,670	75,601
MULTILINE RETAIL — 2.6%
Kohl’s Corp.	1,270	57,772
Macy’s, Inc.	1,410	48,433
Target Corp.	2,440	141,984
		248,189
OIL, GAS AND CONSUMABLE FUELS — 15.4%
Apache Corp.	1,190	104,589
Chevron Corp.	3,730	393,515
Exxon Mobil Corp.	8,100	693,117
Occidental Petroleum Corp.	1,050	90,058
Phillips 66(1)	300	9,972
Total SA ADR	2,120	95,294
Ultra Petroleum Corp.(1)	2,110	48,678
Valero Energy Corp.	2,450	59,168
		1,494,391
PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	1,910	55,218
PHARMACEUTICALS — 9.3%
Abbott Laboratories	940	60,602
Johnson & Johnson	3,970	268,213
Merck & Co., Inc.	5,980	249,665
Pfizer, Inc.	14,150	325,450
		903,930
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Applied Materials, Inc.	6,440	73,802
Intel Corp.	4,060	108,199
Marvell Technology Group Ltd.	4,050	45,684
		227,685
SOFTWARE — 2.3%
Adobe Systems, Inc.(1)	1,190	38,521
Microsoft Corp.	2,680	81,981
Oracle Corp.	3,470	103,059
		223,561
SPECIALTY RETAIL — 1.3%
Lowe’s Cos., Inc.	2,230	63,421
Staples, Inc.	4,860	63,423
		126,844
TOBACCO — 0.6%
Altria Group, Inc.	1,580	54,589
TOTAL COMMON STOCKS (Cost $8,241,579)		9,547,354
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% – 4.00%, 2/15/15 – 6/30/16, valued at $30,931), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $30,341)		30,341
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $31,027), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $30,341)		30,341
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $7,727), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $7,585)		7,585
SSgA U.S. Government Money Market Fund	27,118	27,118
TOTAL TEMPORARY CASH INVESTMENTS (Cost $95,385)		95,385
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $8,336,964)		9,642,739
OTHER ASSETS AND LIABILITIES — 0.3%		27,453
TOTAL NET ASSETS — 100.0%		$9,670,192

6

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,722	EUR for USD	UBS AG	7/31/12	$2,180	$33

(Value on Settlement Date $2,147)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
66,071	EUR for USD	UBS AG	7/31/12	$83,631	$(1,078)

(Value on Settlement Date $82,553)

Notes to Schedule of Investments

ADR = American Depositary Receipt
EUR = Euro
USD = United States Dollar
(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $8,336,964)	$9,642,739
Receivable for investments sold	42,451
Receivable for capital shares sold	30,240
Unrealized gain on forward foreign currency exchange contracts	33
Dividends and interest receivable	16,594
9,732,057

Liabilities
Payable for investments purchased	47,436
Payable for capital shares redeemed	5,923
Unrealized loss on forward foreign currency exchange contracts	1,078
Accrued management fees	6,542
Distribution fees payable	886
61,865

Net Assets	$9,670,192

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,028,992
Undistributed net investment income	6,616
Accumulated net realized loss	(2,670,146)
Net unrealized appreciation	1,304,730
$9,670,192

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$5,186,268	523,284	$9.91
Class II, $0.01 Par Value	$4,483,924	447,130	$10.03

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $499)	$133,923
Interest	71
133,994

Expenses:
Management fees	41,439
Distribution fees — Class II	5,665
Directors’ fees and expenses	229
Other expenses	406
47,739

Net investment income (loss)	86,255

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	103,308
Foreign currency transactions	3,783
107,091

Change in net unrealized appreciation (depreciation) on:
Investments	550,710
Translation of assets and liabilities in foreign currencies	(1,541)
549,169

Net realized and unrealized gain (loss)	656,260

Net Increase (Decrease) in Net Assets Resulting from Operations	$742,515

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011
Operations
Net investment income (loss)	$86,255	$120,409
Net realized gain (loss)	107,091	37,613
Change in net unrealized appreciation (depreciation)	549,169	(27,137)
Net increase (decrease) in net assets resulting from operations	742,515	130,885

Distributions to Shareholders
From net investment income:
Class I	(46,971)	(71,094)
Class II	(36,406)	(47,697)
Decrease in net assets from distributions	(83,377)	(118,791)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(462,602)	2,362,156

Net increase (decrease) in net assets	196,536	2,374,250

Net Assets
Beginning of period	9,473,656	7,099,406
End of period	$9,670,192	$9,473,656

Undistributed net investment income	$6,616	$3,738

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing primarily in equity securities of larger companies that management believes to be undervalued at the time of purchase.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited

11

to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.70% to 0.90% for Class I and from 0.60% to 0.80% for Class II. The effective annual management fee for each class for the six months ended June 30, 2012 was 0.90% and 0.80% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 were $4,761,859 and $4,119,211, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2012		Year ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	67,734	$664,865	133,443	$1,202,613
Issued in reinvestment of distributions	4,671	46,971	7,726	71,094
Redeemed	(70,367)	(690,614)	(66,773)	(618,099)
	2,038	21,222	74,396	655,608
Class II/Shares Authorized	50,000,000		50,000,000
Sold	222,886	2,197,782	338,239	3,151,203
Issued in reinvestment of distributions	3,577	36,406	5,125	47,697
Redeemed	(275,849)	(2,718,012)	(159,175)	(1,492,352)
	(49,386)	(483,824)	184,189	1,706,548
Net increase (decrease)	(47,348)	$(462,602)	258,585	$2,362,156

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$9,547,354	—	—
Temporary Cash Investments	27,118	$68,267	—
Total Value of Investment Securities	$9,574,472	$68,267	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(1,045)	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of June 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $33 in unrealized gain on forward foreign currency exchange contracts and a liability of $1,078 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $3,783 in net realized gain (loss) on foreign currency transactions and $(1,541) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,780,064
Gross tax appreciation of investments	$1,071,962
Gross tax depreciation of investments	(209,287)
Net tax appreciation (depreciation) of investments	$862,675

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2011, the fund had accumulated capital losses of $(2,488,660), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,152,679), $(1,172,695) and $(163,286) expire in 2016, 2017 and 2018, respectively.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(3)	$9.26	0.09	0.65	0.74	(0.09)	—	(0.09)	$9.91	7.96%	0.91%(4)	1.85%(4)	43%	$5,186
2011	$9.31	0.16	(0.06)	0.10	(0.15)	—	(0.15)	$9.26	1.12%	0.91%	1.69%	49%	$4,825
2010	$8.52	0.13	0.79	0.92	(0.13)	—	(0.13)	$9.31	10.97%	0.93%	1.56%	33%	$4,158
2009	$7.58	0.16	1.19	1.35	(0.41)	—	(0.41)	$8.52	20.04%	0.91%	2.08%	32%	$4,108
2008	$12.71	0.23	(4.80)	(4.57)	(0.24)	(0.32)	(0.56)	$7.58	(37.28)%	0.90%	2.30%	21%	$3,766
2007	$12.98	0.23	(0.39)	(0.16)	(0.09)	(0.02)	(0.11)	$12.71	(1.27)%	0.90%	1.77%	22%	$7,312
Class II
2012(3)	$9.36	0.08	0.67	0.75	(0.08)	—	(0.08)	$10.03	8.01%	1.06%(4)	1.70%(4)	43%	$4,484
2011	$9.42	0.15	(0.07)	0.08	(0.14)	—	(0.14)	$9.36	0.85%	1.06%	1.54%	49%	$4,649
2010	$8.62	0.12	0.80	0.92	(0.12)	—	(0.12)	$9.42	10.80%	1.08%	1.41%	33%	$2,941
2009	$7.65	0.14	1.22	1.36	(0.39)	—	(0.39)	$8.62	19.91%	1.06%	1.93%	32%	$2,131
2008	$12.83	0.22	(4.85)	(4.63)	(0.23)	(0.32)	(0.55)	$7.65	(37.42)%	1.05%	2.15%	21%	$1,629
2007	$13.09	0.22	(0.39)	(0.17)	(0.07)	(0.02)	(0.09)	$12.83	(1.35)%	1.05%	1.62%	22%	$3,082

16

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended June 30, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight andevaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

18

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

19

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

20

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

21

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75857   1208

SEMIANNUAL REPORT                     JUNE 30, 2012

VP Mid Cap Value Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Class II	AVMTX	7.16%	2.28%	1.93%	7.85%	10/29/04
Russell Midcap Value Index	—	7.78%	-0.37%	-0.13%	6.51%	—
Class I	AVIPX	7.16%	2.44%	2.08%	7.01%	12/1/04

(1)	Total returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.01%	1.16%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2012
Top Ten Holdings	% of net assets
Republic Services, Inc.	3.3%
Northern Trust Corp.	2.6%
CareFusion Corp.	1.9%
Imperial Oil Ltd.	1.9%
Ralcorp Holdings, Inc.	1.9%
Lowe's Cos., Inc.	1.8%
Great Plains Energy, Inc.	1.6%
Tyco International Ltd.	1.6%
Zimmer Holdings, Inc.	1.6%
Applied Materials, Inc.	1.5%

Top Five Industries	% of net assets
Electric Utilities	8.3%
Insurance	8.0%
Health Care Equipment and Supplies	6.9%
Oil, Gas and Consumable Fuels	6.5%
Commercial Banks	5.2%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	87.5%
Foreign Common Stocks*	9.7%
Exchange-Traded Funds	1.0%
Total Equity Exposure	98.2%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	0.3%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 - 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,071.60	$5.20	1.01%
Class II	$1,000	$1,071.60	$5.97	1.16%
Hypothetical
Class I	$1,000	$1,019.84	$5.07	1.01%
Class II	$1,000	$1,019.10	$5.82	1.16%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Shares	Value
Common Stocks — 97.2%
AEROSPACE AND DEFENSE — 2.5%
General Dynamics Corp.	28,987	$1,911,982
L-3 Communications Holdings, Inc.	23,787	1,760,476
Northrop Grumman Corp.	29,592	1,887,674
		5,560,132
AIRLINES — 1.0%
Southwest Airlines Co.	240,202	2,214,662
BEVERAGES — 1.3%
Dr Pepper Snapple Group, Inc.	65,308	2,857,225
CAPITAL MARKETS — 4.3%
Charles Schwab Corp. (The)	177,914	2,300,428
Franklin Resources, Inc.	6,436	714,332
Northern Trust Corp.	125,548	5,777,719
State Street Corp.	19,950	890,568
		9,683,047
CHEMICALS — 1.0%
Minerals Technologies, Inc.	20,768	1,324,583
Olin Corp.	42,283	883,292
		2,207,875
COMMERCIAL BANKS — 5.2%
Comerica, Inc.	85,369	2,621,682
Commerce Bancshares, Inc.	71,372	2,704,999
Cullen/Frost Bankers, Inc.	20,938	1,203,726
PNC Financial Services Group, Inc.	37,840	2,312,402
SunTrust Banks, Inc.	49,787	1,206,339
Westamerica Bancorp.	37,111	1,751,268
		11,800,416
COMMERCIAL SERVICES AND SUPPLIES — 3.8%
Republic Services, Inc.	281,382	7,445,368
Waste Management, Inc.	33,641	1,123,609
		8,568,977
COMMUNICATIONS EQUIPMENT — 0.3%
Harris Corp.	16,974	710,362
COMPUTERS AND PERIPHERALS — 1.4%
QLogic Corp.(1)	35,332	483,695
SanDisk Corp.(1)	45,320	1,653,274
Western Digital Corp.(1)	36,334	1,107,460
		3,244,429
CONTAINERS AND PACKAGING — 1.1%
Bemis Co., Inc.	80,297	2,516,508
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
CenturyLink, Inc.	60,930	2,406,126
tw telecom, inc.(1)	87,571	2,247,072
		4,653,198
ELECTRIC UTILITIES — 8.3%
Empire District Electric Co. (The)	118,454	2,499,380
Great Plains Energy, Inc.	169,468	3,628,310
IDACORP, Inc.	32,237	1,356,533
Northeast Utilities	43,885	1,703,177
NV Energy, Inc.	138,185	2,429,292
Portland General Electric Co.	63,940	1,704,640
Westar Energy, Inc.	104,176	3,120,071
Xcel Energy, Inc.	85,126	2,418,430
		18,859,833
ELECTRICAL EQUIPMENT — 1.5%
ABB Ltd. ADR(1)	71,758	1,171,090
Brady Corp., Class A	40,202	1,105,957
Emerson Electric Co.	25,172	1,172,512
		3,449,559
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Molex, Inc., Class A	47,006	950,931
TE Connectivity Ltd.	45,703	1,458,383
		2,409,314
ENERGY EQUIPMENT AND SERVICES — 0.6%
Cameron International Corp.(1)	16,224	692,927
Helmerich & Payne, Inc.	15,035	653,722
		1,346,649
FOOD AND STAPLES RETAILING — 0.5%
SYSCO Corp.	37,757	1,125,536
FOOD PRODUCTS — 5.1%
Campbell Soup Co.	43,142	1,440,080
ConAgra Foods, Inc.	68,513	1,776,542
General Mills, Inc.	41,008	1,580,448
H.J. Heinz Co.	10,084	548,368
Kellogg Co.	40,453	1,995,547
Ralcorp Holdings, Inc.(1)	62,952	4,201,416
		11,542,401
GAS UTILITIES — 1.4%
AGL Resources, Inc.	82,979	3,215,436
HEALTH CARE EQUIPMENT AND SUPPLIES — 6.9%
Becton, Dickinson and Co.	32,216	2,408,146
Boston Scientific Corp.(1)	261,820	1,484,519
CareFusion Corp.(1)	168,100	4,316,808

5

Shares	Value
Medtronic, Inc.	15,187	$588,193
STERIS Corp.	57,267	1,796,466
Stryker Corp.	28,275	1,557,952
Zimmer Holdings, Inc.	55,322	3,560,524
		15,712,608
HEALTH CARE PROVIDERS AND SERVICES — 3.1%
CIGNA Corp.	30,549	1,344,156
Humana, Inc.	10,517	814,437
LifePoint Hospitals, Inc.(1)	71,138	2,915,235
Patterson Cos., Inc.	54,817	1,889,542
		6,963,370
HOTELS, RESTAURANTS AND LEISURE — 2.3%
Carnival Corp.	30,275	1,037,524
CEC Entertainment, Inc.	52,291	1,901,824
International Game Technology	80,169	1,262,662
International Speedway Corp., Class A	26,222	686,492
Speedway Motorsports, Inc.	25,817	436,565
		5,325,067
HOUSEHOLD DURABLES — 0.7%
Whirlpool Corp.	24,376	1,490,836
HOUSEHOLD PRODUCTS — 1.5%
Clorox Co.	21,095	1,528,544
Kimberly-Clark Corp.	22,907	1,918,919
		3,447,463
INDUSTRIAL CONGLOMERATES — 2.9%
Koninklijke Philips Electronics NV	146,528	2,897,385
Tyco International Ltd.	68,384	3,614,095
		6,511,480
INSURANCE — 8.0%
ACE Ltd.	22,814	1,691,202
Allstate Corp. (The)	81,727	2,867,800
Aon plc	58,399	2,731,905
HCC Insurance Holdings, Inc.	84,138	2,641,933
Marsh & McLennan Cos., Inc.	88,802	2,862,089
Symetra Financial Corp.	63,550	802,001
Torchmark Corp.	12,678	640,873
Travelers Cos., Inc. (The)	31,719	2,024,941
Unum Group	101,213	1,936,205
		18,198,949
IT SERVICES — 0.3%
Booz Allen Hamilton Holding Corp.	44,646	682,191
LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Life Technologies Corp.(1)	20,227	910,013
MACHINERY — 3.0%
ITT Corp.	86,636	1,524,794
Kaydon Corp.	75,807	1,621,512
Oshkosh Corp.(1)	78,470	1,643,946
Snap-On, Inc.	7,530	468,742
Stanley Black & Decker, Inc.	23,792	1,531,253
		6,790,247
MEDIA — 0.6%
Time Warner Cable, Inc.	16,432	1,349,067
METALS AND MINING — 1.2%
Newmont Mining Corp.	46,808	2,270,656
Nucor Corp.	11,728	444,491
		2,715,147
MULTI-UTILITIES — 1.9%
PG&E Corp.	74,057	3,352,560
Wisconsin Energy Corp.	24,964	987,826
		4,340,386
MULTILINE RETAIL — 1.0%
Target Corp.	37,918	2,206,448
OIL, GAS AND CONSUMABLE FUELS — 6.5%
Apache Corp.	11,314	994,387
Devon Energy Corp.	18,297	1,061,043
EQT Corp.	45,406	2,435,124
Imperial Oil Ltd.	102,837	4,301,962
Murphy Oil Corp.	39,146	1,968,652
Peabody Energy Corp.	37,615	922,320
Southwestern Energy Co.(1)	42,307	1,350,863
Ultra Petroleum Corp.(1)	76,067	1,754,866
		14,789,217
PHARMACEUTICALS — 0.4%
Hospira, Inc.(1)	25,043	876,004
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.8%
American Tower Corp.	35,723	2,497,395
Annaly Capital Management, Inc.	53,301	894,391
Government Properties Income Trust	23,680	535,641
HCP, Inc.	20,869	921,366
Piedmont Office Realty Trust, Inc., Class A	165,886	2,854,898
Weyerhaeuser Co.	36,977	826,806
		8,530,497
ROAD AND RAIL — 0.6%
Heartland Express, Inc.	102,594	1,468,120

6

	Shares	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Applied Materials, Inc.	297,853	$3,413,395
Marvell Technology Group Ltd.	65,721	741,333
Teradyne, Inc.(1)	143,657	2,019,818
		6,174,546
SPECIALTY RETAIL — 2.8%
Lowe’s Cos., Inc.	142,423	4,050,510
Staples, Inc.	182,257	2,378,454
		6,428,964
THRIFTS AND MORTGAGE FINANCE — 2.7%
Capitol Federal Financial, Inc.	157,655	1,872,941
Hudson City Bancorp., Inc.	285,993	1,821,775
People’s United Financial, Inc.	208,614	2,422,009
		6,116,725
WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Rogers Communications, Inc., Class B	91,359	3,312,112
TOTAL COMMON STOCKS (Cost $205,293,039)		220,305,016
Exchange-Traded Funds — 1.0%
iShares Russell Midcap Value Index Fund (Cost $2,000,622)	47,649	2,205,196
Temporary Cash Investments — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%-4.00%, 2/15/15-6/30/16, valued at $1,093,742), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $1,072,911)		1,072,902
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $1,097,141), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $1,072,911)		1,072,902
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $273,224), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $268,227)		268,226
SSgA U.S. Government Money Market Fund	958,902	958,902
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,372,932)		3,372,932
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $210,666,593)		225,883,144
OTHER ASSETS AND LIABILITIES — 0.3%		612,818
TOTAL NET ASSETS — 100.0%		$226,495,962

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
6,335,324	CAD for USD	UBS AG	7/31/12	$6,218,887	$(54,909)
188,125	CAD for USD	UBS AG	7/31/12	184,667	(66)
921,890	CHF for USD	Credit Suisse AG	7/31/12	971,899	(12,247)
1,876,328	EUR for USD	UBS AG	7/31/12	2,375,016	(30,601)
				$9,750,469	$(97,823)

(Value on Settlement Date $9,652,646)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
USD = United States Dollar
(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $210,666,593)	$225,883,144
Receivable for investments sold	1,939,680
Receivable for capital shares sold	255,346
Dividends and interest receivable	498,719
228,576,889

Liabilities
Payable for investments purchased	1,263,516
Payable for capital shares redeemed	520,749
Unrealized loss on forward foreign currency exchange contracts	97,823
Accrued management fees	165,519
Distribution fees payable	33,320
2,080,927

Net Assets	$226,495,962

Net Assets Consist of:
Capital (par value and paid-in surplus)	$244,328,444
Undistributed net investment income	130,168
Accumulated net realized loss	(33,081,679)
Net unrealized appreciation	15,119,029
$226,495,962

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$57,310,700	4,232,324	$13.54
Class II, $0.01 Par Value	$169,185,262	12,486,962	$13.55

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,870)	$3,607,805
Interest	1,389
3,609,194

Expenses:
Management fees	1,016,461
Distribution fees — Class II	204,358
Directors’ fees and expenses	6,271
1,227,090

Net investment income (loss)	2,382,104

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,160,051
Foreign currency transactions	144,369
6,304,420

Change in net unrealized appreciation (depreciation) on:
Investments	6,206,759
Translation of assets and liabilities in foreign currencies	(123,973)
6,082,786

Net realized and unrealized gain (loss)	12,387,206

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,769,310

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011
Operations
Net investment income (loss)	$2,382,104	$2,748,393
Net realized gain (loss)	6,304,420	19,321,717
Change in net unrealized appreciation (depreciation)	6,082,786	(23,593,274)
Net increase (decrease) in net assets resulting from operations	14,769,310	(1,523,164)

Distributions to Shareholders
From net investment income:
Class I	(690,698)	(691,920)
Class II	(1,906,371)	(1,767,360)
From net realized gains:
Class I	(3,075,631)	(1,348,563)
Class II	(8,972,403)	(3,728,812)
Decrease in net assets from distributions	(14,645,103)	(7,536,655)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	19,676,830	27,205,852

Net increase (decrease) in net assets	19,801,037	18,146,033

Net Assets
Beginning of period	206,694,925	188,548,892
End of period	$226,495,962	$206,694,925

Undistributed net investment income	$130,168	$345,133

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing in equity securities of medium size companies that management believes to be undervalued at the time of purchase.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in

11

accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 were $91,397,154 and $83,771,819, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2012		Year ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	545,515	$7,575,237	1,444,515	$19,920,158
Issued in reinvestment of distributions	269,993	3,766,329	145,271	2,040,483
Redeemed	(453,720)	(6,302,870)	(1,274,539)	(17,435,266)
	361,788	5,038,696	315,247	4,525,375
Class II/Shares Authorized	150,000,000		150,000,000
Sold	1,523,934	21,164,020	3,383,656	46,351,885
Issued in reinvestment of distributions	779,273	10,878,774	390,771	5,496,172
Redeemed	(1,253,008)	(17,404,660)	(2,115,111)	(29,167,580)
	1,050,199	14,638,134	1,659,316	22,680,477
Net increase (decrease)	1,411,987	$19,676,830	1,974,563	$27,205,852

13

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$198,385,549	—	—
Foreign Common Stocks	11,408,008	$10,511,459	—
Exchange-Traded Funds	2,205,196	—	—
Temporary Cash Investments	958,902	2,414,030	—
Total Value of Investment Securities	$212,957,655	$12,925,489	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(97,823)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

14

The value of foreign currency risk derivative instruments as of June 30, 2012, is disclosed on the Statement of Assets and Liabilities as a liability of $97,823 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $140,759 in net realized gain (loss) on foreign currency transactions and $(124,172) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments	$217,715,507
Gross tax appreciation of investments	$17,653,812
Gross tax depreciation of investments	(9,486,175)
Net tax appreciation (depreciation) of investments	$8,167,637

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2011, the fund had accumulated capital losses of $(32,707,128), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. As a result of a shift in ownership of the fund, the utilization of current capital loss carryovers are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders. Capital loss carryovers expire in 2017.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(3)	$13.50	0.16	0.83	0.99	(0.17)	(0.78)	(0.95)	$13.54	7.16%	1.01%(4)	2.28%(4)	39%	$57,311
2011	$14.14	0.21	(0.30)	(0.09)	(0.18)	(0.37)	(0.55)	$13.50	(0.69)%	1.01%	1.52%	98%	$52,242
2010	$12.12	0.28	2.03	2.31	(0.29)	—	(0.29)	$14.14	19.25%	1.04%	1.90%	142%	$50,257
2009	$9.78	0.19	2.55	2.74	(0.40)	—	(0.40)	$12.12	29.94%	1.01%	1.91%	172%	$38,722
2008	$12.94	0.23	(3.38)	(3.15)	(0.01)	—	(0.01)	$9.78	(24.35)%	1.01%	1.88%	222%	$32,801
2007	$13.49	0.18	(0.48)	(0.30)	(0.10)	(0.15)	(0.25)	$12.94	(2.31)%	1.00%	1.33%	195%	$40,056
Class II
2012(3)	$13.50	0.15	0.84	0.99	(0.16)	(0.78)	(0.94)	$13.55	7.16%	1.16%(4)	2.13%(4)	39%	$169,185
2011	$14.14	0.19	(0.30)	(0.11)	(0.16)	(0.37)	(0.53)	$13.50	(0.84)%	1.16%	1.37%	98%	$154,453
2010	$12.13	0.21	2.07	2.28	(0.27)	—	(0.27)	$14.14	18.98%	1.19%	1.75%	142%	$138,292
2009	$9.77	0.18	2.56	2.74	(0.38)	—	(0.38)	$12.13	29.80%	1.16%	1.76%	172%	$261,289
2008	$12.95	0.20	(3.37)	(3.17)	(0.01)	—	(0.01)	$9.77	(24.51)%	1.16%	1.73%	222%	$231,954
2007	$13.49	0.16	(0.48)	(0.32)	(0.07)	(0.15)	(0.22)	$12.95	(2.43)%	1.15%	1.18%	195%	$314,998

16

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended June 30, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

18

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

19

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

20

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

21

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75858   1208

SEMIANNUAL REPORT                    JUNE 30, 2012

VP Ultra® Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVPUX	8.44%	2.29%	2.52%	3.84%	1.79%	5/1/01
Russell 1000 Growth Index	—	10.08%	5.76%	2.87%	6.03%	2.17%(2)	—
S&P 500 Index	—	9.49%	5.45%	0.22%	5.33%	2.75%(2)	—
Class II	AVPSX	8.44%	2.11%	2.36%	3.68%	2.69%	5/1/02
Class III	AVUTX	8.45%	2.29%	2.52%	3.84%	2.94%	5/13/02

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/01, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
1.01%	1.16%	1.01%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	10.2%
Google, Inc., Class A	4.4%
Philip Morris International, Inc.	2.9%
Amazon.com, Inc.	2.8%
Costco Wholesale Corp.	2.5%
Express Scripts Holding Co.	2.4%
Gilead Sciences, Inc.	2.3%
QUALCOMM, Inc.	2.3%
Intuitive Surgical, Inc.	2.2%
MasterCard, Inc., Class A	2.1%

Top Five Industries	% of net assets
Computers and Peripherals	11.8%
Internet Software and Services	7.4%
Software	5.2%
Machinery	4.5%
Health Care Equipment and Supplies	4.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	92.3%
Foreign Common Stocks*	5.5%
Total Common Stocks	97.8%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	(0.1)%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 – 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,084.40	$5.23	1.01%
Class II	$1,000	$1,084.40	$6.01	1.16%
Class III	$1,000	$1,084.50	$5.23	1.01%
Hypothetical
Class I	$1,000	$1,019.84	$5.07	1.01%
Class II	$1,000	$1,019.10	$5.82	1.16%
Class III	$1,000	$1,019.84	$5.07	1.01%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Shares	Value
Common Stocks — 97.8%
AEROSPACE AND DEFENSE — 1.4%
General Dynamics Corp.	48,380	$3,191,145
AUTO COMPONENTS — 1.2%
BorgWarner, Inc.(1)	12,650	829,714
WABCO Holdings, Inc.(1)	35,550	1,881,661
		2,711,375
BEVERAGES — 1.5%
Coca-Cola Co. (The)	45,190	3,533,406
BIOTECHNOLOGY — 4.2%
Alexion Pharmaceuticals, Inc.(1)	20,260	2,011,818
Celgene Corp.(1)	36,880	2,366,221
Gilead Sciences, Inc.(1)	105,720	5,421,321
		9,799,360
CHEMICALS — 4.2%
Ecolab, Inc.	38,360	2,628,811
Monsanto Co.	57,390	4,750,744
Potash Corp. of Saskatchewan, Inc.	52,560	2,296,346
		9,675,901
COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	38,590	662,590
QUALCOMM, Inc.	95,200	5,300,736
		5,963,326
COMPUTERS AND PERIPHERALS — 11.8%
Apple, Inc.(1)	40,430	23,611,120
EMC Corp.(1)	143,790	3,685,338
		27,296,458
CONSUMER FINANCE — 0.8%
American Express Co.	33,410	1,944,796
DIVERSIFIED FINANCIAL SERVICES — 1.7%
CME Group, Inc.	7,900	2,118,069
JPMorgan Chase & Co.	48,480	1,732,190
		3,850,259
ELECTRICAL EQUIPMENT — 3.0%
Cooper Industries plc	37,970	2,588,795
Emerson Electric Co.	72,580	3,380,776
Polypore International, Inc.(1)	24,920	1,006,519
		6,976,090
ENERGY EQUIPMENT AND SERVICES — 2.5%
Core Laboratories NV	9,110	1,055,849
Schlumberger Ltd.	71,050	4,611,856
		5,667,705
FOOD AND STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	60,070	5,706,650
FOOD PRODUCTS — 3.1%
Hershey Co. (The)	32,680	2,353,940
Mead Johnson Nutrition Co.	27,650	2,226,102
Nestle SA	44,960	2,681,928
		7,261,970
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.3%
HeartWare International, Inc.(1)	5,440	483,072
Intuitive Surgical, Inc.(1)	9,070	5,022,875
MAKO Surgical Corp.(1)	26,250	672,262
St. Jude Medical, Inc.	53,800	2,147,158
Varian Medical Systems, Inc.(1)	25,480	1,548,420
		9,873,787
HEALTH CARE PROVIDERS AND SERVICES — 3.9%
Express Scripts Holding Co.(1)	99,250	5,541,128
UnitedHealth Group, Inc.	59,540	3,483,090
		9,024,218
HOTELS, RESTAURANTS AND LEISURE — 4.3%
Chipotle Mexican Grill, Inc.(1)	3,020	1,147,449
McDonald’s Corp.	44,220	3,914,796
Starbucks Corp.	89,790	4,787,603
		9,849,848
HOUSEHOLD PRODUCTS — 1.5%
Colgate-Palmolive Co.	34,260	3,566,466
INSURANCE — 1.0%
MetLife, Inc.	76,840	2,370,514
INTERNET AND CATALOG RETAIL — 3.4%
Amazon.com, Inc.(1)	28,460	6,498,841
Netflix, Inc.(1)	18,670	1,278,335
		7,777,176
INTERNET SOFTWARE AND SERVICES — 7.4%
Baidu, Inc. ADR(1)	18,810	2,162,774
Facebook, Inc. Class A(1)	23,220	722,606
Google, Inc., Class A(1)	17,490	10,145,424
LinkedIn Corp., Class A(1)	22,020	2,340,066
Tencent Holdings Ltd.	61,500	1,816,126
		17,186,996
IT SERVICES — 3.0%
MasterCard, Inc., Class A	11,170	4,804,329
Teradata Corp.(1)	28,120	2,024,921
		6,829,250
LEISURE EQUIPMENT AND PRODUCTS — 0.7%
Hasbro, Inc.	50,770	1,719,580

5

	Shares	Value
MACHINERY — 4.5%
Cummins, Inc.	19,480	$1,887,807
Donaldson Co., Inc.	37,650	1,256,380
Joy Global, Inc.	50,560	2,868,269
Parker-Hannifin Corp.	39,530	3,039,066
Wabtec Corp.	18,270	1,425,243
		10,476,765
METALS AND MINING — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	42,780	1,457,515
OIL, GAS AND CONSUMABLE FUELS — 3.8%
EOG Resources, Inc.	13,460	1,212,881
Exxon Mobil Corp.	47,600	4,073,132
Occidental Petroleum Corp.	39,890	3,421,365
		8,707,378
PERSONAL PRODUCTS — 1.6%
Estee Lauder Cos., Inc. (The), Class A	66,550	3,601,686
PHARMACEUTICALS — 0.4%
Teva Pharmaceutical Industries Ltd. ADR	23,060	909,486
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Altera Corp.	70,730	2,393,503
Linear Technology Corp.	88,180	2,762,680
Microchip Technology, Inc.	38,640	1,278,211
		6,434,394
SOFTWARE — 5.2%
Electronic Arts, Inc.(1)	91,570	1,130,890
Microsoft Corp.	34,790	1,064,226
NetSuite, Inc.(1)	17,120	937,662
Oracle Corp.	141,240	4,194,828
Salesforce.com, Inc.(1)	20,130	2,783,174
VMware, Inc., Class A(1)	22,050	2,007,432
		12,118,212
SPECIALTY RETAIL — 3.8%
O’Reilly Automotive, Inc.(1)	28,370	2,376,555
Tiffany & Co.	43,020	2,277,909
TJX Cos., Inc. (The)	97,980	4,206,281
		8,860,745
TEXTILES, APPAREL AND LUXURY GOODS — 2.2%
Lululemon Athletica, Inc.(1)	30,840	1,838,989
NIKE, Inc., Class B	37,620	3,302,284
		5,141,273
TOBACCO — 2.9%
Philip Morris International, Inc.	76,540	6,678,880
TOTAL COMMON STOCKS (Cost $130,604,158)		226,162,610
Temporary Cash Investments — 2.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% – 4.00%, 2/15/15 – 6/30/16, valued at $1,701,444), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $1,669,040)		1,669,026
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $1,706,733), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $1,669,040)		1,669,026
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $425,032), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $417,259)		417,257
SSgA U.S. Government Money Market Fund	1,491,685	1,491,685
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,246,994)		5,246,994
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $135,851,152)		231,409,604
OTHER ASSETS AND LIABILITIES — (0.1)%		(116,726)
TOTAL NET ASSETS — 100.0%		$231,292,878

6

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,132,453	CHF for USD	Credit Suisse AG	7/31/12	$2,248,131	$(28,329)

(Value on Settlement Date $2,219,802)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CHF = Swiss Franc
USD = United States Dollar
(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $135,851,152)	$231,409,604
Foreign currency holdings, at value (cost of $36,073)	35,957
Receivable for investments sold	161,355
Receivable for capital shares sold	148,869
Dividends and interest receivable	222,664
231,978,449

Liabilities
Payable for investments purchased	296,847
Payable for capital shares redeemed	150,563
Unrealized loss on forward foreign currency exchange contracts	28,329
Accrued management fees	170,219
Distribution fees payable	39,613
685,571

Net Assets	$231,292,878

Net Assets Consist of:
Capital (par value and paid-in surplus)	$187,906,581
Undistributed net investment income	156,619
Accumulated net realized loss	(52,298,348)
Net unrealized appreciation	95,528,026
$231,292,878

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$34,142,752	3,319,915	$10.28
Class II, $0.01 Par Value	$196,616,473	19,364,485	$10.15
Class III, $0.01 Par Value	$533,653	51,945	$10.27

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $20,000)	$1,530,976
Interest	797
1,531,773

Expenses:
Management fees	1,095,317
Distribution fees — Class II	255,615
Directors’ fees and expenses	7,330
Other expenses	1,046
1,359,308

Net investment income (loss)	172,465

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,728,421
Foreign currency transactions	178,498
2,906,919

Change in net unrealized appreciation (depreciation) on:
Investments	16,441,380
Translation of assets and liabilities in foreign currencies	(49,960)
16,391,420

Net realized and unrealized gain (loss)	19,298,339

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,470,804

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011
Operations
Net investment income (loss)	$172,465	$90,144
Net realized gain (loss)	2,906,919	12,461,825
Change in net unrealized appreciation (depreciation)	16,391,420	(9,729,850)
Net increase (decrease) in net assets resulting from operations	19,470,804	2,822,119

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(12,174,180)	(28,759,620)

Net increase (decrease) in net assets	7,296,624	(25,937,501)

Net Assets
Beginning of period	223,996,254	249,933,755
End of period	$231,292,878	$223,996,254

Accumulated undistributed net investment income (loss)	$156,619	$(15,846)

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing in stocks of larger-sized companies that management believes will increase in value over time.

The fund offers Class I, Class II, and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

11

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and Class III and from 0.80% to 0.90% for Class II. The effective annual management fee for each class for the six months ended June 30, 2012 was 1.00%, 0.90%, and 1.00% for Class I, Class II, and Class III, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 were $20,084,922 and $35,572,733, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2012		Year ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	598,562	$6,139,376	710,805	$6,770,675
Redeemed	(522,817)	(5,418,638)	(1,036,346)	(9,998,022)
	75,745	720,738	(325,541)	(3,227,347)
Class II/Shares Authorized	150,000,000		150,000,000
Sold	1,194,210	12,080,954	2,236,531	21,102,204
Redeemed	(2,417,086)	(24,967,103)	(4,880,847)	(46,240,211)
	(1,222,876)	(12,886,149)	(2,644,316)	(25,138,007)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	6,177	64,364	7,509	71,834
Redeemed	(7,296)	(73,133)	(47,803)	(466,100)
	(1,119)	(8,769)	(40,294)	(394,266)
Net increase (decrease)	(1,148,250)	$(12,174,180)	(3,010,151)	$(28,759,620)

13

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$213,401,112	—	—
Foreign Common Stocks	8,263,444	$4,498,054	—
Temporary Cash Investments	1,491,685	3,755,309	—
Total Value of Investment Securities	$223,156,241	$8,253,363	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(28,329)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

14

The value of foreign currency risk derivative instruments as of June 30, 2012, is disclosed on the Statement of Assets and Liabilities as a liability of $28,329 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $176,085 in net realized gain (loss) on foreign currency transactions and $(44,175) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$140,687,802
Gross tax appreciation of investments	$93,375,127
Gross tax depreciation of investments	(2,653,325)
Net tax appreciation (depreciation) of investments	$90,721,802

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2011, the fund had accumulated capital losses of $(49,699,515), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(16,218,346) and $(33,481,169) expire in 2016 and 2017, respectively.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(3)	$9.48	0.01	0.79	0.80	—	—	—	$10.28	8.44%	1.01%(4)	0.27%(4)	8%	$34,143
2011	$9.38	0.02	0.08	0.10	—	—	—	$9.48	1.07%	1.01%	0.16%	13%	$30,743
2010	$8.12	0.02	1.28	1.30	(0.04)	—	(0.04)	$9.38	16.08%	1.02%	0.21%	28%	$33,473
2009	$6.06	0.04	2.04	2.08	(0.02)	—	(0.02)	$8.12	34.48%	1.01%	0.61%	50%	$31,366
2008	$12.15	0.03	(4.57)	(4.54)	—	(1.55)	(1.55)	$6.06	(41.48)%	1.01%	0.37%	171%	$84,596
2007	$10.04	0.05	2.06	2.11	—	—	—	$12.15	21.02%	1.01%	0.30%	137%	$102,789
Class II
2012(3)	$9.36	0.01	0.78	0.79	—	—	—	$10.15	8.44%	1.16%(4)	0.12%(4)	8%	$196,616
2011	$9.28	—(5)	0.08	0.08	—	—	—	$9.36	0.86%	1.16%	0.01%	13%	$192,751
2010	$8.04	0.01	1.26	1.27	(0.03)	—	(0.03)	$9.28	15.82%	1.17%	0.06%	28%	$215,586
2009	$5.99	0.03	2.03	2.06	(0.01)	—	(0.01)	$8.04	34.52%	1.16%	0.46%	50%	$216,242
2008	$12.06	0.02	(4.54)	(4.52)	—	(1.55)	(1.55)	$5.99	(41.65)%	1.16%	0.22%	171%	$179,936
2007	$9.98	0.01	2.07	2.08	—	—	—	$12.06	20.84%	1.16%	0.15%	137%	$311,537

16

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2012(3)	$9.47	0.01	0.79	0.80	—	—	—	$10.27	8.45%	1.01%(4)	0.27%(4)	8%	$534
2011	$9.37	0.02	0.08	0.10	—	—	—	$9.47	1.07%	1.01%	0.16%	13%	$502
2010	$8.11	0.02	1.28	1.30	(0.04)	—	(0.04)	$9.37	16.10%	1.02%	0.21%	28%	$875
2009	$6.05	0.04	2.04	2.08	(0.02)	—	(0.02)	$8.11	34.54%	1.01%	0.61%	50%	$930
2008	$12.14	0.03	(4.57)	(4.54)	—	(1.55)	(1.55)	$6.05	(41.52)%	1.01%	0.37%	171%	$740
2007	$10.03	0.06	2.05	2.11	—	—	—	$12.14	21.04%	1.01%	0.30%	137%	$2,364

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended June 30, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

18

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

19

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

20

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

21

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75854   1208

SEMIANNUAL REPORT                   JUNE 30, 2012

VP Value Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	17
Approval of Management Agreement	19
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVPIX	7.05%	4.01%	-0.82%	5.48%	7.49%	5/1/96
Russell 3000 Value Index	—	8.64%	2.64%	-2.10%	5.37%	7.32%(2)	—
S&P 500 Index	—	9.49%	5.45%	0.22%	5.33%	6.56%(2)	—
Class II	AVPVX	7.15%	3.86%	-0.96%	5.33%	4.83%	8/14/01
Class III	AVPTX	7.05%	4.01%	-0.82%	5.48%	5.11%	5/6/02

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 4/30/96, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II	Class III
0.98%	1.13%	0.98%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

2

Fund Characteristics

JUNE 30, 2012
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	5.4%
General Electric Co.	3.2%
Pfizer, Inc.	2.9%
Total S.A.	2.9%
Chevron Corp.	2.8%
AT&T, Inc.	2.7%
Procter & Gamble Co. (The)	2.7%
Johnson & Johnson	2.6%
Northern Trust Corp.	2.5%
JPMorgan Chase & Co.	2.5%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	16.2%
Pharmaceuticals	8.2%
Commercial Banks	6.4%
Insurance	6.2%
Health Care Equipment and Supplies	6.2%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	89.2%
Foreign Common Stocks*	10.1%
Total Common Stocks	99.3%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	0.5%

* Includes depositary shares, dual listed securities, and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 – 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,070.50	$5.05	0.98%
Class II	$1,000	$1,071.50	$5.82	1.13%
Class III	$1,000	$1,070.50	$5.05	0.98%
Hypothetical
Class I	$1,000	$1,019.99	$4.92	0.98%
Class II	$1,000	$1,019.24	$5.67	1.13%
Class III	$1,000	$1,019.99	$4.92	0.98%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Shares	Value
Common Stocks — 99.3%
AEROSPACE AND DEFENSE — 1.5%
General Dynamics Corp.	82,126	$5,417,031
L-3 Communications Holdings, Inc.	32,990	2,441,590
Northrop Grumman Corp.	54,723	3,490,780
		11,349,401
AIRLINES — 0.8%
Southwest Airlines Co.	694,786	6,405,927
AUTOMOBILES — 1.8%
General Motors Co.(1)	179,752	3,544,709
Honda Motor Co., Ltd.	84,400	2,940,043
Toyota Motor Corp.	177,200	7,142,149
		13,626,901
BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	150,207	6,571,556
CAPITAL MARKETS — 5.5%
Charles Schwab Corp. (The)	600,489	7,764,323
Franklin Resources, Inc.	19,005	2,109,365
Goldman Sachs Group, Inc. (The)	66,681	6,392,041
Northern Trust Corp.	415,798	19,135,024
State Street Corp.	136,504	6,093,538
		41,494,291
COMMERCIAL BANKS — 6.4%
Comerica, Inc.	208,537	6,404,171
Commerce Bancshares, Inc.	103,259	3,913,516
PNC Financial Services Group, Inc.	214,181	13,088,601
U.S. Bancorp	287,377	9,242,045
Wells Fargo & Co.	478,037	15,985,557
		48,633,890
COMMERCIAL SERVICES AND SUPPLIES — 3.2%
Avery Dennison Corp.	92,889	2,539,585
Republic Services, Inc.	601,773	15,922,914
Waste Management, Inc.	166,626	5,565,308
		24,027,807
COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	761,194	13,069,701
COMPUTERS AND PERIPHERALS — 1.7%
Hewlett-Packard Co.	376,102	7,563,411
NetApp, Inc.(1)	49,064	1,561,217
QLogic Corp.(1)	109,761	1,502,628
SanDisk Corp.(1)	64,305	2,345,846
		12,973,102
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	9,308	$733,657
CONTAINERS AND PACKAGING — 0.8%
Bemis Co., Inc.	160,075	5,016,751
Sonoco Products Co.	41,154	1,240,793
		6,257,544
DIVERSIFIED FINANCIAL SERVICES — 2.5%
JPMorgan Chase & Co.	531,172	18,978,776
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc.	575,797	20,532,921
CenturyLink, Inc.	68,283	2,696,496
		23,229,417
ELECTRIC UTILITIES — 3.7%
Great Plains Energy, Inc.	79,737	1,707,169
NV Energy, Inc.	204,213	3,590,065
Westar Energy, Inc.	457,611	13,705,449
Xcel Energy, Inc.	303,786	8,630,560
		27,633,243
ELECTRICAL EQUIPMENT — 0.8%
ABB Ltd. ADR(1)	183,669	2,997,478
Emerson Electric Co.	64,492	3,004,037
		6,001,515
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Molex, Inc.	105,768	2,532,086
TE Connectivity Ltd.	52,173	1,664,840
		4,196,926
ENERGY EQUIPMENT AND SERVICES — 0.7%
Halliburton Co.	147,754	4,194,736
Helmerich & Payne, Inc.	27,810	1,209,179
		5,403,915
FOOD AND STAPLES RETAILING — 1.3%
CVS Caremark Corp.	72,132	3,370,728
SYSCO Corp.	129,052	3,847,040
Wal-Mart Stores, Inc.	32,743	2,282,842
		9,500,610
FOOD PRODUCTS — 2.0%
Campbell Soup Co.	49,303	1,645,734
ConAgra Foods, Inc.	55,637	1,442,667
Kellogg Co.	37,024	1,826,394
Kraft Foods, Inc., Class A	222,293	8,584,956
Ralcorp Holdings, Inc.(1)	24,543	1,638,000
		15,137,751
HEALTH CARE EQUIPMENT AND SUPPLIES — 6.2%
Becton, Dickinson and Co.	83,795	6,263,676
Boston Scientific Corp.(1)	1,239,772	7,029,507

5

Shares	Value
CareFusion Corp.(1)	561,259	$14,413,131
Medtronic, Inc.	232,073	8,988,188
Stryker Corp.	51,809	2,854,676
Zimmer Holdings, Inc.	115,916	7,460,354
		47,009,532
HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	89,914	3,485,966
CIGNA Corp.	53,792	2,366,848
LifePoint Hospitals, Inc.(1)	80,596	3,302,824
UnitedHealth Group, Inc.	118,182	6,913,647
		16,069,285
HOTELS, RESTAURANTS AND LEISURE — 1.8%
Carnival Corp.	38,156	1,307,606
International Game Technology	198,666	3,128,989
International Speedway Corp., Class A	194,864	5,101,540
Speedway Motorsports, Inc.	231,211	3,909,778
		13,447,913
HOUSEHOLD DURABLES — 0.6%
Whirlpool Corp.	68,491	4,188,910
HOUSEHOLD PRODUCTS — 3.3%
Clorox Co.	20,295	1,470,576
Kimberly-Clark Corp.	40,664	3,406,423
Procter & Gamble Co. (The)	333,238	20,410,827
		25,287,826
INDUSTRIAL CONGLOMERATES — 4.9%
General Electric Co.	1,162,822	24,233,211
Koninklijke Philips Electronics NV	404,477	7,997,964
Siemens AG	28,349	2,382,951
Tyco International Ltd.	42,339	2,237,616
		36,851,742
INSURANCE — 6.2%
ACE Ltd.	21,039	1,559,621
Allstate Corp. (The)	204,778	7,185,660
Aon plc	39,870	1,865,119
Berkshire Hathaway, Inc., Class A(1)	69	8,621,205
HCC Insurance Holdings, Inc.	112,945	3,546,473
Marsh & McLennan Cos., Inc.	208,591	6,722,888
MetLife, Inc.	225,491	6,956,397
Prudential Financial, Inc.	83,253	4,031,943
Torchmark Corp.	27,735	1,402,004
Travelers Cos., Inc. (The)	40,478	2,584,116
Unum Group	132,685	2,538,264
		47,013,690
INTERNET SOFTWARE AND SERVICES — 0.3%
Google, Inc., Class A(1)	3,838	2,226,309
METALS AND MINING — 1.6%
Barrick Gold Corp.	85,068	3,196,005
Freeport-McMoRan Copper & Gold, Inc.	182,961	6,233,481
Newmont Mining Corp.	31,710	1,538,252
Nucor Corp.	31,059	1,177,136
		12,144,874
MULTI-UTILITIES — 1.2%
PG&E Corp.	197,033	8,919,684
MULTILINE RETAIL — 1.0%
Target Corp.	124,487	7,243,898
OIL, GAS AND CONSUMABLE FUELS — 16.2%
Apache Corp.	58,277	5,121,965
BP plc	299,958	2,009,768
BP plc ADR	17,423	706,328
Chevron Corp.	200,975	21,202,862
EQT Corp.	47,501	2,547,479
Exxon Mobil Corp.	473,687	40,533,397
Imperial Oil Ltd.	270,051	11,296,996
Peabody Energy Corp.	112,862	2,767,376
Southwestern Energy Co.(1)	156,559	4,998,929
Total S.A.	483,323	21,811,950
Ultra Petroleum Corp.(1)	414,582	9,564,407
		122,561,457
PHARMACEUTICALS — 8.2%
Eli Lilly & Co.	96,268	4,130,860
Hospira, Inc.(1)	62,865	2,199,018
Johnson & Johnson	286,516	19,357,021
Merck & Co., Inc.	344,810	14,395,817
Pfizer, Inc.	957,524	22,023,052
		62,105,768
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Weyerhaeuser Co.	48,075	1,074,957
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.7%
Applied Materials, Inc.	856,402	9,814,367
Marvell Technology Group Ltd.	234,296	2,642,859
		12,457,226
SOFTWARE — 0.4%
Oracle Corp.	99,628	2,958,952
SPECIALTY RETAIL — 3.1%
Lowe’s Cos., Inc.	476,835	13,561,187
Staples, Inc.	769,059	10,036,220
		23,597,407

6

	Shares	Value
THRIFTS AND MORTGAGE FINANCE — 0.8%
Hudson City Bancorp., Inc.	952,705	$6,068,731
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	112,371	4,073,876
TOTAL COMMON STOCKS (Cost $695,430,456)		750,527,967
Temporary Cash Investments — 0.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $610,043), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $598,425)		598,420
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $611,940), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $598,425)		598,420
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $152,393), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $149,606)		149,605
SSgA U.S. Government Money Market Fund	534,835	534,835
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,881,280)		1,881,280
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $697,311,736)		752,409,247
OTHER ASSETS AND LIABILITIES — 0.5%		3,702,000
TOTAL NET ASSETS — 100.0%		$756,111,247

Geographic Diversification
(as a % of net assets)
United States	89.2%
France	2.8%
Canada	2.4%
Japan	1.3%
Switzerland	1.1%
Netherlands	1.1%
United Kingdom	0.7%
Bermuda	0.4%
Germany	0.3%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
13,772,768	CAD for USD	UBS AG	7/31/12	$13,519,637	$(119,369)
2,010,047	CHF for USD	Credit Suisse AG	7/31/12	2,119,085	(26,703)
62,338	CHF for USD	Credit Suisse AG	7/31/12	65,720	(4)
16,958,872	EUR for USD	UBS AG	7/31/12	21,466,187	(276,585)
1,237,939	GBP for USD	Credit Suisse AG	7/31/12	1,938,665	(5,611)
580,020,300	JPY for USD	Credit Suisse AG	7/31/12	7,259,049	41,395
				$46,368,343	$(386,877)
(Value on Settlement Date $45,981,466)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
USD = United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $697,311,736)	$752,409,247
Foreign currency holdings, at value (cost of $109,632)	108,415
Receivable for investments sold	3,342,218
Receivable for capital shares sold	1,702,675
Unrealized gain on forward foreign currency exchange contracts	41,395
Dividends and interest receivable	1,568,220
759,172,170

Liabilities
Payable for investments purchased	1,088,648
Payable for capital shares redeemed	909,278
Unrealized loss on forward foreign currency exchange contracts	428,272
Accrued management fees	555,960
Distribution fees payable	78,765
3,060,923

Net Assets	$756,111,247

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,123,707,961
Undistributed net investment income	868,121
Accumulated net realized loss	(423,174,775)
Net unrealized appreciation	54,709,940
$756,111,247

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$351,739,262	57,153,851	$6.15
Class II, $0.01 Par Value	$398,402,536	64,672,758	$6.16
Class III, $0.01 Par Value	$5,969,449	969,951	$6.15

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $131,794)	$10,341,223
Interest	11,266
10,352,489

Expenses:
Management fees	3,545,789
Distribution fees - Class II	496,574
Directors’ fees and expenses	19,192
Other expenses	43
4,061,598

Net investment income (loss)	6,290,891

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	22,264,534
Futures contract transactions	1,357,843
Foreign currency transactions	1,304,903
24,927,280

Change in net unrealized appreciation (depreciation) on:
Investments	22,022,820
Futures contracts	51,415
Translation of assets and liabilities in foreign currencies	(481,442)
21,592,793

Net realized and unrealized gain (loss)	46,520,073

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,810,964

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011
Operations
Net investment income (loss)	$6,290,891	$12,752,374
Net realized gain (loss)	24,927,280	47,379,363
Change in net unrealized appreciation (depreciation)	21,592,793	(54,804,460)
Net increase (decrease) in net assets resulting from operations	52,810,964	5,327,277

Distributions to Shareholders
From net investment income:
Class I	(3,527,087)	(7,323,324)
Class II	(3,579,000)	(7,469,008)
Class III	(62,991)	(143,801)
Decrease in net assets from distributions	(7,169,078)	(14,936,133)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(41,007,022)	(41,834,125)

Redemption Fees
Increase in net assets from redemption fees	488	431

Net increase (decrease) in net assets	4,635,352	(51,442,550)

Net Assets
Beginning of period	751,475,895	802,918,445
End of period	$756,111,247	$751,475,895

Undistributed net investment income	$868,121	$1,746,308

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing in stocks of companies of all sizes that management believes to be undervalued at the time of purchase.

The fund offers Class I, Class II and Class III. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

11

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

12

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption —The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.90% to 1.00% for Class I and Class III and from 0.80% to 0.90% for Class II. The effective annual management fee for each class for the six months ended June 30, 2012 was 0.98%, 0.88%, and 0.98% for Class I, Class II and Class III, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 were $199,506,544 and $212,599,986, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2012		Year ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	650,000,000		650,000,000
Sold	3,591,694	$21,932,754	15,410,231	$90,794,234
Issued in reinvestment of distributions	565,179	3,527,087	1,262,451	7,323,324
Redeemed	(9,471,901)	(57,741,416)	(20,027,297)	(115,799,803)
	(5,315,028)	(32,281,575)	(3,354,615)	(17,682,245)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	3,009,419	18,452,036	5,969,511	34,568,959
Issued in reinvestment of distributions	572,740	3,579,000	1,284,921	7,469,008
Redeemed	(4,927,767)	(30,268,747)	(11,023,390)	(64,442,423)
	(1,345,608)	(8,237,711)	(3,768,958)	(22,404,456)
Class III/Shares Authorized	50,000,000		50,000,000
Sold	187,442	1,131,129	202,601	1,210,022
Issued in reinvestment of distributions	10,082	62,991	24,703	143,801
Redeemed	(273,161)	(1,681,856)	(544,405)	(3,101,247)
	(75,637)	(487,736)	(317,101)	(1,747,424)
Net increase (decrease)	(6,736,273)	$(41,007,022)	(7,440,674)	$(41,834,125)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$674,002,404	—	—
Foreign Common Stocks	16,869,866	$59,655,697	—
Temporary Cash Investments	534,835	1,346,445	—
Total Value of Investment Securities	$691,407,105	$61,002,142	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(386,877)	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly purchased equity price risk derivative instruments throughout the period, though none were held at period end.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

15

Value of Derivative Instruments as of June 30, 2012

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$41,395	Unrealized loss on forward foreign currency exchange contracts	$428,272

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$1,357,843	Change in net unrealized appreciation (depreciation) on futures contracts	$51,415
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	1,321,058	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(485,561)
		$2,678,901		$(434,146)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may  result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2012, components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$735,920,704
Gross tax appreciation of investments	$62,520,930
Gross tax depreciation of investments	(46,032,387)
Net tax appreciation (depreciation) of investments	$16,488,543

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2011, the fund had accumulated capital losses of $(410,302,590), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(190,257,251) and $(220,045,339) expire in 2016 and 2017, respectively.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(3)	$5.80	0.05	0.36	0.41	(0.06)	—	(0.06)	$6.15	7.05%	0.98%(4)	1.72%(4)	27%	$351,739
2011	$5.86	0.10	(0.04)	0.06	(0.12)	—	(0.12)	$5.80	1.01%	0.98%	1.74%	67%	$362,221
2010	$5.28	0.12	0.58	0.70	(0.12)	—	(0.12)	$5.86	13.42%	0.98%	2.16%	69%	$385,638
2009	$4.68	0.11	0.75	0.86	(0.26)	—	(0.26)	$5.28	19.86%	0.97%	2.31%	54%	$673,058
2008	$7.47	0.14	(1.93)	(1.79)	(0.16)	(0.84)	(1.00)	$4.68	(26.78)%	0.95%	2.46%	111%	$797,196
2007	$8.74	0.13	(0.54)	(0.41)	(0.14)	(0.72)	(0.86)	$7.47	(5.14)%	0.93%	1.65%	152%	$1,470,148
Class II
2012(3)	$5.80	0.05	0.37	0.42	(0.06)	—	(0.06)	$6.16	7.15%	1.13%(4)	1.57%(4)	27%	$398,403
2011	$5.86	0.09	(0.04)	0.05	(0.11)	—	(0.11)	$5.80	0.86%	1.13%	1.59%	67%	$383,192
2010	$5.29	0.11	0.57	0.68	(0.11)	—	(0.11)	$5.86	13.04%	1.13%	2.01%	69%	$409,296
2009	$4.68	0.10	0.76	0.86	(0.25)	—	(0.25)	$5.29	19.72%	1.12%	2.16%	54%	$480,382
2008	$7.46	0.14	(1.93)	(1.79)	(0.15)	(0.84)	(0.99)	$4.68	(26.80)%	1.10%	2.31%	111%	$442,933
2007	$8.73	0.12	(0.54)	(0.42)	(0.13)	(0.72)	(0.85)	$7.46	(5.31)%	1.08%	1.50%	152%	$765,324

17

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class III
2012(3)	$5.80	0.05	0.36	0.41	(0.06)	—	(0.06)	$6.15	7.05%	0.98%(4)	1.72%(4)	27%	$5,969
2011	$5.86	0.10	(0.04)	0.06	(0.12)	—	(0.12)	$5.80	1.01%	0.98%	1.74%	67%	$6,063
2010	$5.28	0.12	0.58	0.70	(0.12)	—	(0.12)	$5.86	13.42%	0.98%	2.16%	69%	$7,984
2009	$4.68	0.11	0.75	0.86	(0.26)	—	(0.26)	$5.28	19.86%	0.97%	2.31%	54%	$6,049
2008	$7.47	0.14	(1.93)	(1.79)	(0.16)	(0.84)	(1.00)	$4.68	(26.78)%	0.95%	2.46%	111%	$6,191
2007	$8.74	0.13	(0.54)	(0.41)	(0.14)	(0.72)	(0.86)	$7.47	(5.14)%	0.93%	1.65%	152%	$10,381

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended June 30, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

18

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;
•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;
•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;
•	the Advisor’s compliance policies, procedures, and regulatory experience;
•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•	data comparing services provided and charges to other investment management clients of the Advisor; and
•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

19

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund
•	portfolio research and security selection
•	initial capitalization/funding
•	securities trading
•	Fund administration
•	custody of Fund assets
•	daily valuation of the Fund’s portfolio
•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•	legal services
•	regulatory and portfolio compliance
•	financial reporting
•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

20

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically.  They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative

21

fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75851   1208

SEMIANNUAL REPORT                    JUNE 30, 2012

VP VistaSM Fund

Performance	2
Fund Characteristics	3
Shareholder Fee Example	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Approval of Management Agreement	18
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of June 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	AVSIX	11.36%	-4.56%	-1.76%	6.19%	5.43%	10/5/01
Russell Midcap Growth Index	—	8.10%	-2.99%	1.90%	8.47%	8.05%(2)	—
Class II	APVTX	11.28%	-4.71%	-1.91%	—	4.70%	4/29/05

(1)	Total returns for periods less than one year are not annualized.
(2)	Since 9/30/01, the date nearest Class I’s inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Total Annual Fund Operating Expenses
Class I	Class II
1.04%	1.19%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Class I shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

2

Fund Characteristics

JUNE 30, 2012
Top Ten Holdings	% of net assets
SXC Health Solutions Corp.	3.2%
Alliance Data Systems Corp.	3.1%
Whole Foods Market, Inc.	2.3%
PetSmart, Inc.	2.3%
SBA Communications Corp., Class A	2.2%
Mead Johnson Nutrition Co.	2.1%
TransDigm Group, Inc.	2.1%
Teradata Corp.	2.0%
Kansas City Southern	1.9%
Alexion Pharmaceuticals, Inc.	1.8%

Top Five Industries	% of net assets
Specialty Retail	10.0%
Software	5.1%
IT Services	5.1%
Aerospace and Defense	4.3%
Hotels, Restaurants and Leisure	4.1%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	88.8%
Foreign Common Stocks*	8.5%
Total Common Stocks	97.3%
Temporary Cash Investments	2.4%
Other Assets and Liabilities	0.3%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period(1) 1/1/12 - 6/30/12	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,113.60	$5.26	1.00%
Class II	$1,000	$1,112.80	$6.04	1.15%
Hypothetical
Class I	$1,000	$1,019.89	$5.02	1.00%
Class II	$1,000	$1,019.15	$5.77	1.15%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

JUNE 30, 2012 (UNAUDITED)
	Shares	Value
Common Stocks — 97.3%
AEROSPACE AND DEFENSE — 4.3%
BE Aerospace, Inc.(1)	10,759	$469,738
Spirit Aerosystems Holdings, Inc. Class A(1)	9,899	235,893
TransDigm Group, Inc.(1)	4,762	639,537
		1,345,168
AUTO COMPONENTS — 1.4%
BorgWarner, Inc.(1)	4,475	293,515
Delphi Automotive plc(1)	5,049	128,750
		422,265
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	3,726	170,390
BEVERAGES — 1.6%
Beam, Inc.	2,579	161,162
Dr Pepper Snapple Group, Inc.	3,660	160,125
Monster Beverage Corp.(1)	2,381	169,527
		490,814
BIOTECHNOLOGY — 3.3%
Alexion Pharmaceuticals, Inc.(1)	5,666	562,634
Cepheid, Inc.(1)	3,395	151,926
Grifols SA(1)	6,191	157,033
Regeneron Pharmaceuticals, Inc.(1)	1,235	141,062
		1,012,655
BUILDING PRODUCTS — 0.6%
Fortune Brands Home & Security, Inc.(1)	9,039	201,298
CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc.(1)	2,601	284,679
KKR & Co. LP	16,373	211,048
		495,727
CHEMICALS — 3.9%
Airgas, Inc.	5,115	429,711
Albemarle Corp.	3,748	223,531
Celanese Corp.	3,131	108,395
Eastman Chemical Co.	3,086	155,442
FMC Corp.	5,556	297,135
		1,214,214
COMMERCIAL BANKS — 1.1%
Comerica, Inc.	5,181	159,109
East West Bancorp., Inc.	7,253	170,155
		329,264
COMMERCIAL SERVICES AND SUPPLIES — 2.0%
Clean Harbors, Inc.(1)	5,093	287,347
Stericycle, Inc.(1)	3,726	341,562
		628,909
COMMUNICATIONS EQUIPMENT — 0.4%
F5 Networks, Inc.(1)	1,411	140,479
COMPUTERS AND PERIPHERALS — 0.5%
Seagate Technology plc	5,842	144,473
CONSTRUCTION AND ENGINEERING — 1.4%
Chicago Bridge & Iron Co. NV New York Shares	3,439	130,544
KBR, Inc.	4,850	119,844
Quanta Services, Inc.(1)	7,209	173,521
		423,909
CONSUMER FINANCE — 1.3%
Discover Financial Services	11,751	406,350
CONTAINERS AND PACKAGING — 0.5%
Rock-Tenn Co., Class A	2,844	155,140
DIVERSIFIED FINANCIAL SERVICES — 0.5%
McGraw-Hill Cos., Inc. (The)	3,792	170,640
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Trimble Navigation Ltd.(1)	7,496	344,891
ENERGY EQUIPMENT AND SERVICES — 2.4%
Core Laboratories NV	2,116	245,245
National Oilwell Varco, Inc.	2,778	179,014
Oceaneering International, Inc.	3,351	160,379
Oil States International, Inc.(1)	2,271	150,340
		734,978
FOOD AND STAPLES RETAILING — 2.3%
Whole Foods Market, Inc.	7,430	708,228
FOOD PRODUCTS — 3.6%
Hain Celestial Group, Inc. (The)(1)	2,918	160,607
McCormick & Co., Inc.	4,784	290,149
Mead Johnson Nutrition Co.	8,245	663,805
		1,114,561
GAS UTILITIES — 0.9%
ONEOK, Inc.	6,834	289,147
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.1%
Cooper Cos., Inc. (The)	1,940	154,734
IDEXX Laboratories, Inc.(1)	2,601	250,034
Intuitive Surgical, Inc.(1)	287	158,938
MAKO Surgical Corp.(1)	4,145	106,153
Mettler-Toledo International, Inc.(1)	1,808	281,777
		951,636

5

	Shares	Value
HEALTH CARE TECHNOLOGY — 3.2%
SXC Health Solutions Corp.(1)	9,877	$979,897
HOTELS, RESTAURANTS AND LEISURE — 4.1%
Bally Technologies, Inc.(1)	4,189	195,459
Chipotle Mexican Grill, Inc.(1)	1,080	410,346
Las Vegas Sands Corp.	3,175	138,081
Panera Bread Co., Class A(1)	1,521	212,088
Starwood Hotels & Resorts Worldwide, Inc.	4,387	232,686
Wynn Resorts Ltd.	750	77,790
		1,266,450
HOUSEHOLD DURABLES — 0.7%
Toll Brothers, Inc.(1)	7,518	223,510
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	6,415	355,840
INTERNET AND CATALOG RETAIL — 1.3%
priceline.com, Inc.(1)	595	395,389
INTERNET SOFTWARE AND SERVICES — 2.3%
Baidu, Inc. ADR(1)	2,668	306,767
LinkedIn Corp., Class A(1)	1,587	168,650
Rackspace Hosting, Inc.(1)	5,225	229,587
		705,004
IT SERVICES — 5.1%
Alliance Data Systems Corp.(1)	7,209	973,215
Teradata Corp.(1)	8,510	612,805
		1,586,020
MACHINERY — 2.1%
Chart Industries, Inc.(1)	3,836	263,763
Joy Global, Inc.	3,263	185,110
Titan International, Inc.	4,387	107,613
Trinity Industries, Inc.	4,079	101,894
		658,380
MARINE — 0.4%
Kirby Corp.(1)	2,403	113,133
MEDIA — 1.5%
CBS Corp., Class B	13,757	450,954
METALS AND MINING — 0.7%
Carpenter Technology Corp.	4,365	208,822
MULTILINE RETAIL — 2.1%
Dollar Tree, Inc.(1)	9,171	493,400
Family Dollar Stores, Inc.	2,337	155,364
		648,764
OIL, GAS AND CONSUMABLE FUELS — 2.7%
Cabot Oil & Gas Corp.	10,097	397,822
Concho Resources, Inc.(1)	3,285	279,619
Kodiak Oil & Gas Corp.(1)	18,055	148,232
		825,673
PHARMACEUTICALS — 2.5%
Elan Corp. plc ADR(1)	9,303	135,731
Perrigo Co.	3,814	449,785
Questcor Pharmaceuticals, Inc.(1)	3,329	177,236
		762,752
PROFESSIONAL SERVICES — 0.8%
IHS, Inc. Class A(1)	2,175	234,313
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
Digital Realty Trust, Inc.	4,177	313,567
Ventas, Inc.	3,064	193,400
		506,967
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.7%
CBRE Group, Inc.(1)	14,198	232,279
ROAD AND RAIL — 1.9%
Kansas City Southern	8,267	575,052
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
ARM Holdings plc	23,031	183,405
Avago Technologies Ltd.	9,656	346,650
Xilinx, Inc.	10,935	367,088
		897,143
SOFTWARE — 5.1%
Cerner Corp.(1)	2,249	185,902
Check Point Software Technologies Ltd.(1)	7,915	392,505
Citrix Systems, Inc.(1)	6,107	512,622
NetSuite, Inc.(1)	6,460	353,814
Sourcefire, Inc.(1)	2,800	143,920
		1,588,763
SPECIALTY RETAIL — 10.0%
DSW, Inc., Class A	4,930	268,192
GNC Holdings, Inc. Class A	7,165	280,868
O’Reilly Automotive, Inc.(1)	5,556	465,426
PetSmart, Inc.	10,251	698,913
Ross Stores, Inc.	3,726	232,763
Sally Beauty Holdings, Inc.(1)	8,105	208,623
Tractor Supply Co.	5,820	483,409
Ulta Salon Cosmetics & Fragrance, Inc.	4,850	452,893
		3,091,087
TEXTILES, APPAREL AND LUXURY GOODS — 2.2%
Lululemon Athletica, Inc.(1)	3,404	202,981
Michael Kors Holdings Ltd.(1)	6,636	277,650
VF Corp.	1,411	188,298
		668,929

6

	Shares	Value
TOBACCO — 0.5%
Lorillard, Inc.	1,190	$157,020
TRADING COMPANIES AND DISTRIBUTORS — 1.3%
Fastenal Co.	3,417	137,739
United Rentals, Inc.(1)	8,289	282,158
		419,897
WIRELESS TELECOMMUNICATION SERVICES — 2.2%
SBA Communications Corp., Class A(1)	12,214	696,809
TOTAL COMMON STOCKS (Cost $22,842,197)		30,143,983
Temporary Cash Investments — 2.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $240,317), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $235,740)		235,738
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $241,064), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $235,740)		235,738
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $60,033), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $58,934)		58,934
SSgA U.S. Government Money Market Fund	210,690	210,690
TOTAL TEMPORARY CASH INVESTMENTS (Cost $741,100)		741,100
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $23,583,297)		30,885,083
OTHER ASSETS AND LIABILITIES — 0.3%		80,913
TOTAL NET ASSETS — 100.0%		$30,965,996

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
44,582	GBP for USD	Credit Suisse AG	7/31/12	$69,818	$120
3,337	GBP for USD	Credit Suisse AG	7/31/12	5,226	33
				$75,044	$153
(Value on Settlement Date $74,891)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
110,324	EUR for USD	UBS AG	7/31/12	$139,645	$(1,799)
148,160	GBP for USD	Credit Suisse AG	7/31/12	232,024	(672)
2,860	GBP for USD	Credit Suisse AG	7/31/12	4,480	(47)
				$376,149	$(2,518)
(Value on Settlement Date $373,631)

Notes to Schedule of Investments

ADR = American Depositary Receipt
EUR = Euro
GBP = British Pound
USD = United States Dollar
(1)  Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JUNE 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $23,583,297)	$30,885,083
Foreign currency holdings, at value (cost of $541)	540
Receivable for investments sold	255,460
Receivable for capital shares sold	10,971
Unrealized gain on forward foreign currency exchange contracts	153
Dividends and interest receivable	22,553
31,174,760

Liabilities
Payable for investments purchased	124,380
Payable for capital shares redeemed	56,858
Unrealized loss on forward foreign currency exchange contracts	2,518
Accrued management fees	24,970
Distribution fees payable	38
208,764

Net Assets	$30,965,996

Net Assets Consist of:
Capital (par value and paid-in surplus)	$32,893,341
Accumulated net investment loss	(50,738)
Accumulated net realized loss	(9,177,482)
Net unrealized appreciation	7,300,875
$30,965,996

	Net assets	Shares outstanding	Net asset value per share
Class I, $0.01 Par Value	$30,776,738	1,836,266	$16.76
Class II, $0.01 Par Value	$189,258	11,412	$16.58

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $230)	$113,868
Interest	200
114,068

Expenses:
Management fees	157,940
Distribution fees — Class II	297
Directors’ fees and expenses	527
Other expenses	33
158,797

Net investment income (loss)	(44,729)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	785,768
Foreign currency transactions	(5,036)
780,732

Change in net unrealized appreciation (depreciation) on:
Investments	2,632,824
Translation of assets and liabilities in foreign currencies	(8,502)
2,624,322

Net realized and unrealized gain (loss)	3,405,054

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,360,325

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2011
Increase (Decrease) in Net Assets	June 30, 2012	December 31, 2011
Operations
Net investment income (loss)	$(44,729)	$(180,783)
Net realized gain (loss)	780,732	3,104,976
Change in net unrealized appreciation (depreciation)	2,624,322	(5,506,322)
Net increase (decrease) in net assets resulting from operations	3,360,325	(2,582,129)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(2,103,037)	(5,771,745)

Net increase (decrease) in net assets	1,257,288	(8,353,874)

Net Assets
Beginning of period	29,708,708	38,062,582
End of period	$30,965,996	$29,708,708

Accumulated net investment loss	$(50,738)	$(6,009)

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2012 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of medium-sized and smaller companies that management believes will increase in value over time.

The fund offers Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. Class II is charged a lower unified management fee because it has a separate arrangement for distribution services.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

11

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Business Development Companies — The fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee for each class is 1.00% and 0.90% for Class I and Class II, respectively.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2012 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended June 30, 2012 were $11,600,923 and $13,891,399, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2012		Year ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	129,272	$2,179,784	357,571	$5,918,100
Redeemed	(246,842)	(4,139,852)	(711,478)	(11,656,361)
	(117,570)	(1,960,068)	(353,907)	(5,738,261)
Class II/Shares Authorized	50,000,000		50,000,000
Sold	1,026	16,963	9,200	146,413
Redeemed	(9,893)	(159,932)	(10,920)	(179,897)
	(8,867)	(142,969)	(1,720)	(33,484)
Net increase (decrease)	(126,437)	$(2,103,037)	(355,627)	$(5,771,745)

13

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$27,492,249	—	—
Foreign Common Stocks	2,311,296	$340,438	—
Temporary Cash Investments	210,690	530,410	—
Total Value of Investment Securities	$30,014,235	$870,848	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(2,365)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

14

The value of foreign currency risk derivative instruments as of June 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $153 in unrealized gain on forward foreign currency exchange contracts and a liability of $2,518 in unrealized loss on forward foreign currency exchange contracts. For the six months ended June 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(5,370) in net realized gain (loss) on foreign currency transactions and $(8,374) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, it may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,720,727
Gross tax appreciation of investments	$7,858,976
Gross tax depreciation of investments	(694,620)
Net tax appreciation (depreciation) of investments	$7,164,356

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2011, the fund had accumulated capital losses of $(8,815,549), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

The fund has elected to treat $(882,743) of net capital losses incurred in the two-month period ended December 31, 2011, as having been incurred in the following fiscal year for federal income tax purposes.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From Net Realized Gains			Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations		Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2012(4)	$15.05	(0.02)	1.73	1.71	—	$16.76	11.36%	1.00%(5)	(0.28)%(5)	37%	$30,777
2011	$16.34	(0.08)	(1.21)	(1.29)	—	$15.05	(7.89)%	1.01%	(0.52)%	107%	$29,406
2010	$13.19	(0.06)	3.21	3.15	—	$16.34	23.88%	1.02%	(0.43)%	139%	$37,706
2009	$10.77	(0.06)	2.48	2.42	—	$13.19	22.47%	1.00%	(0.48)%	196%	$31,764
2008	$22.00	(0.08)	(10.30)	(10.38)	(0.85)	$10.77	(48.62)%	1.01%	(0.50)%	203%	$37,824
2007	$15.74	(0.09)	6.35	6.26	—	$22.00	39.77%	1.01%	(0.51)%	147%	$104,126
Class II
2012(4)	$14.90	(0.04)	1.72	1.68	—	$16.58	11.28%	1.15%(5)	(0.43)%(5)	37%	$189
2011	$16.20	(0.11)	(1.19)	(1.30)	—	$14.90	(8.02)%	1.16%	(0.67)%	107%	$302
2010	$13.11	(0.08)	3.17	3.09	—	$16.20	23.57%	1.17%	(0.58)%	139%	$356
2009	$10.71	(0.07)	2.47	2.40	—	$13.11	22.41%	1.15%	(0.63)%	196%	$424
2008	$21.92	(0.11)	(10.25)	(10.36)	(0.85)	$10.71	(48.71)%	1.16%	(0.65)%	203%	$13,094
2007	$15.71	(0.15)	6.36	6.21	—	$21.92	39.53%	1.16%	(0.66)%	147%	$38,499

16

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.
(4)	Six months ended June 30, 2012 (unaudited).
(5)	Annualized.

See Notes to Financial Statements.

17

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

18

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

19

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

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Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

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Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-75855   1208

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 15, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 15, 2012